[PBHG Funds logo omitted]

INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2002

o PBHG GROWTH II PORTFOLIO
o PBHG LARGE CAP GROWTH PORTFOLIO
o PBHG MID-CAP VALUE PORTFOLIO
o PBHG SELECT 20 PORTFOLIO
o PBHG SELECT VALUE PORTFOLIO
o PBHG SMALL CAP GROWTH PORTFOLIO
o PBHG SMALL CAP VALUE PORTFOLIO
o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


Dear Shareholder:

The PBHG Growth II Portfolio declined 16.64% during the six months ended June 30, 2002. The Portfolio's benchmark, the Russell Midcap(R) Growth Index, declined 19.70% for the same period.

PERFORMANCE DISCUSSION

The broad market declined throughout the first half of the year, as investor confidence was dealt a series of blows relating to alleged accounting irregularities by large domestic companies such as telecommunications giant WorldCom, Adelphia Communications and Xerox. The best returns for the period generally came from the value side of the ledger, reflecting investor's preference for low-risk, non-technology names. The Federal Reserve maintained a neutral bias on interest rate changes during this period and we believe they will continue to leave rates unchanged throughout the remainder of the year.

The past six months have been very difficult for growth-oriented strategies. This was largely due to the negative performance of the health care and technology sectors, two major areas of emphasis for many growth managers. Although the technology sector had a difficult time overall in the first half of the year, we had some successful selections in the second quarter that contributed positively to performance. We believe this was a result of our focus on companies with more optimistic outlooks, stronger end markets and good visibility. In our opinion, the weakness of the health care sector can be attributed to investors reducing holdings of companies that exhibited defensive earnings characteristics and moving toward more economically sensitive sectors. During this general weakness in the second quarter, some of our large hospital stocks benefited from further consolidation and increasing confidence that favorable legislation would improve profitability, which enables these positions to make positive contributions to the Portfolio's returns.

One of our strongest areas of outperformance relative to the benchmark in the first half of the year was in the services sector. In particular, our exposure to education stocks boosted performance. During the second quarter, we increased our weighting in consumer cyclicals in light of continued consumer spending and its overall effect on retail companies. We invested in companies which we felt offered us the greatest exposure to consumer spending and the broad economic recovery such as Williams-Sonoma and Starbucks.

LOOKING FORWARD

We are hopeful that the stock market will soon start reacting more positively to the economic recovery. While there is irrefutable evidence supporting the expansion in the economy, sentiment regarding broad segments of the technology sector continues to remain negative. We believe the Portfolio remains poised to take advantage of improving economic conditions and investor sentiment by focusing more on technology companies that have expectations of continued robust growth. Going forward, we expect that the more defensive sectors of the market such as consumer staples and financial services, that performed well during the market's downturn are likely to underperform relative to other sectors if the recovery sentiment in technology spending grows.

Sincerely,

/s/signature

Gary L. Pilgrim, CFA
Portfolio Manager

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO



----------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
----------------------------------------------------------------------------------------------------

                                                         Annualized      Annualized     Annualized
                                Six        One Year      Three Year       Five Year    Inception to
                             Months(2)      Return         Return          Return         Date(3)
----------------------------------------------------------------------------------------------------

PBHG Growth II Portfolio     (16.64)%      (31.95)%       (13.15)%         (1.82)%        (0.92)%
----------------------------------------------------------------------------------------------------



 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GROWTH II PORTFOLIO
   VERSUS THE RUSSELL MIDCAP(R) GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]


                        PBHG Growth II                Russell Midcap(R)                 Lipper Mid-Cap
                           Portfolio                   Growth Index(4)              Growth Funds Average(5)

4/30/97                      $10,000                       $10,000                          $10,000
5/31/97                       10,090                        10,896                           11,115
6/30/97                       10,450                        11,198                           11,583
7/31/97                       11,300                        12,269                           12,508
8/31/97                       10,960                        12,150                           12,453
9/30/97                       11,440                        12,765                           13,359
10/31/97                      10,830                        12,126                           12,667
11/30/97                      10,580                        12,253                           12,516
12/31/97                      10,750                        12,414                           12,622
1/31/98                       10,380                        12,190                           12,452
2/28/98                       11,250                        13,337                           13,568
3/31/98                       11,710                        13,895                           14,220
4/30/98                       12,140                        14,084                           14,358
5/31/98                       11,240                        13,505                           13,564
6/30/98                       11,840                        13,887                           14,135
7/31/98                       10,950                        13,292                           13,365
8/31/98                        8,430                        10,755                           10,572
9/30/98                        9,320                        11,569                           11,342
10/31/98                       9,720                        12,421                           11,906
11/30/98                      10,240                        13,258                           12,832
12/31/98                      11,630                        14,632                           14,406
1/31/99                       12,620                        15,070                           14,937
2/28/99                       11,490                        14,333                           13,863
3/31/99                       12,460                        15,131                           14,777
4/30/99                       13,380                        15,821                           15,433
5/31/99                       13,190                        15,617                           15,407
6/30/99                       14,550                        16,708                           16,638
7/31/99                       14,550                        16,176                           16,410
8/31/99                       15,170                        16,008                           16,375
9/30/99                       15,370                        15,871                           16,614
10/31/99                      16,850                        17,098                           18,086
11/30/99                      18,550                        18,869                           20,208
12/31/99                      23,050                        22,136                           23,938
1/31/2000                     22,990                        22,132                           23,567
2/29/2000                     31,010                        26,785                           29,190
3/31/2000                     27,110                        26,812                           28,072
4/30/2000                     23,510                        24,210                           25,389
5/31/2000                     21,420                        22,445                           23,365
6/30/2000                     27,680                        24,826                           26,608
7/31/2000                     25,960                        23,254                           25,719
8/31/2000                     31,340                        26,761                           29,102
9/30/2000                     29,655                        25,453                           28,036
10/31/2000                    24,772                        23,711                           26,015
11/30/2000                    17,834                        18,558                           21,246
12/31/2000                    19,207                        19,536                           22,749
1/31/2001                     19,746                        20,652                           23,190
2/28/2001                     14,517                        17,079                           19,851
3/31/2001                     11,669                        14,635                           17,580
4/30/2001                     14,049                        17,075                           19,969
5/31/2001                     13,836                        16,994                           19,987
6/30/2001                     14,009                        17,003                           19,913
7/31/2001                     12,859                        15,857                           18,746
8/31/2001                     11,536                        14,707                           17,379
9/30/2001                      9,787                        12,277                           14,823
10/31/2001                    10,336                        13,567                           15,801
11/30/2001                    11,089                        15,028                           17,146
12/31/2001                    11,435                        15,599                           17,832
1/31/2002                     10,916                        15,092                           17,270
2/28/2002                     10,021                        14,237                           16,311
3/31/2002                     10,682                        15,323                           17,385
4/30/2002                     10,723                        14,512                           16,811
5/31/2002                     10,275                        14,079                           16,246
6/30/2002                      9,532                        12,525                           14,823


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The Portfolio's investment in tech- nology companies involves the risk of volatility. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Growth II Portfolio commenced operations on April 30, 1997.
4 The Russell Midcap(R) Growth Index is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Mid-Cap Growth Funds Average represents the average performance of 523 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Consumer Cyclical                                             15%
Consumer Non-Cyclical                                          2%
Energy                                                         1%
Financial                                                      6%
Health Care                                                   19%
Industrial                                                    14%
Services                                                      19%
Technology                                                    24%


% of Total Portfolio Investments in Common Stock



TOP TEN HOLDINGS - JUNE 30, 2002

Corinthian Colleges                               3.2%
BISYS Group                                       3.2%
Apollo Group, Cl A                                2.9%
Career Education                                  2.9%
Microchip Technology                              2.7%
Varian Medical Systems                            2.7%
ChoicePoint                                       2.3%
Alliant Techsystems                               2.3%
Electronic Arts                                   2.2%
L-3 Communications                                2.0%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              26.4%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


Dear Shareholder,

During the first half of 2002, there were several major factors creating widespread uncertainty within the economy. Geopolitical unrest, accounting concerns, and questions regarding the strength of the U.S. economic recovery dominated the news. These issues created an aura of poor sentiment, which weighed heavily across the equity markets. For the six months ended June 30, 2002, PBHG Large Cap Growth Portfolio declined 16.48%, trailing its benchmark, the S&P 500 Index, which posted a loss of 13.16%.

PERFORMANCE DISCUSSION

In the early part of 2002, biotech and technology stocks fared poorly, impacting Portfolio results, as the outlook for these industries remained difficult to predict. Despite pockets of strength in semiconductors and semiconductor capital equipment stocks, there continued to be pressure on technology stocks in general over the past six months, particularly affecting what we refer to as the growth portion of the sector.

Equities also succumbed to what many called "Enronitis" in the first quarter, as the media and the SEC started to peel back the many layers of Enron's accounting practices. As problems continued to surface, more and more investors started to look for the next "Enron." Tyco International was one of the companies that came under scrutiny, having its stock price nearly cut in half due to the ongoing worries about its accounting practices. While we held Tyco International for a time during the six month period, we have since eliminated this position from the Portfolio.

Another area of disappointment during the early part of the year was the health care sector. Although many health care names outperformed the benchmark, the Portfolio was hurt by some specialty pharmaceutical company holdings and some biotech bellwethers, such as Amgen and IDEC Pharmaceuticals. In the second quarter, we had some success in this sector as areas such as hospitals and HMOs were among positive contributors to the Portfolio's results. We believe that the health care sector will soon offer additional compelling opportunities due to its solid business momentum (top line and bottom line growth), relatively high earnings visibility and straightforward and understandable business models.

The second quarter also saw our holdings in the consumer-related sectors, specifically specialty retail, perform well as consumer spending remained healthy. Also, the defense industry continued to feel the positive effects of increased federal spending, as did select holdings within the Portfolio, such as General Dynamics and Northrop Grunman.

LOOKING FORWARD

We are waiting patiently for signs that the economic recovery will begin to manifest itself in the form of increased business momentum for growth companies. This recovery has been especially elusive in technology where we've seen stocks appearing to recover, only to yet again lose their footing over the last six quarters. Promising signs within the sector seem to have quickly evaporated into thin air. In the short term, we expect technology stocks to experience more volatility due to poor business momentum, low earnings visibility and the poor pricing environment. Once these, and other shaky conditions improve, we expect to see pricing power restored and the foundation established for a reacceleration in business momentum, a scenario that should bode well for our investment strategy and the Portfolio.


Sincerely,

/s/signature

Michael S. Sutton, CFA
Portfolio M anager

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


-------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------

                                                                   Annualized     Annualized     Annualized
                                          Six         One Year     Three Year      Five Year    Inception to
                                       Months(2)       Return        Return         Return         Date(3)
-------------------------------------------------------------------------------------------------------------

PBHG Large Cap Growth Portfolio        (16.48)%       (27.73)%       (3.09)%         6.91%          8.24%
-------------------------------------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           PBHG LARGE CAP GROWTH PORTFOLIO VERSUS THE S&P 500 INDEX,
 THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]

                   PBHG Large Cap             Russell 1000(R)                                               Lipper Large-Cap
                  Growth Portfolio            Growth Index(5)                  S&P 500 Index(4)          Growth Funds Average(6)
4/30/97                $10,000                     $10,000                         $10,000                       10,000
5/31/97                 10,500                      10,722                          10,608                       10,690
6/30/97                 10,780                      11,151                          11,083                       11,136
7/31/97                 11,790                      12,137                          11,965                       12,166
8/31/97                 11,430                      11,427                          11,295                       11,605
9/30/97                 11,960                      11,989                          11,914                       12,222
10/31/97                11,520                      11,546                          11,516                       11,793
11/30/97                11,420                      12,036                          12,049                       12,058
12/31/97                11,820                      12,171                          12,255                       12,218
1/31/98                 11,730                      12,535                          12,391                       12,393
2/28/98                 12,960                      13,478                          13,284                       13,365
3/31/98                 13,510                      14,015                          13,964                       13,972
4/30/98                 13,600                      14,209                          14,104                       14,173
5/31/98                 13,140                      13,806                          13,862                       13,811
6/30/98                 14,110                      14,651                          14,425                       14,606
7/31/98                 14,020                      14,554                          14,272                       14,473
8/31/98                 11,690                      12,370                          12,211                       12,121
9/30/98                 12,530                      13,320                          12,993                       12,937
10/31/98                12,750                      14,391                          14,050                       13,806
11/30/98                13,540                      15,485                          14,901                       14,760
12/31/98                15,440                      16,882                          15,760                       16,239
1/31/99                 16,070                      17,873                          16,419                       17,235
2/28/99                 15,190                      17,057                          15,909                       16,546
3/31/99                 16,160                      17,955                          16,545                       17,469
4/30/99                 16,120                      17,978                          17,186                       17,553
5/31/99                 15,460                      17,425                          16,780                       17,028
6/30/99                 16,540                      18,646                          17,712                       18,240
7/31/99                 16,010                      18,053                          17,159                       17,715
8/31/99                 16,140                      18,348                          17,073                       17,724
9/30/99                 16,420                      17,963                          16,605                       17,555
10/31/99                17,930                      19,320                          17,656                       18,770
11/30/99                20,120                      20,362                          18,015                       19,784
12/31/99                25,510                      22,480                          19,076                       22,114
1/31/2000               26,030                      21,426                          18,118                       21,274
2/29/2000               32,400                      22,473                          17,775                       22,652
3/31/2000               31,320                      24,081                          19,514                       23,939
4/30/2000               27,910                      22,935                          18,926                       22,639
5/31/2000               25,420                      21,781                          18,538                       21,401
6/30/2000               30,080                      23,431                          18,995                       22,873
7/31/2000               30,040                      22,454                          18,698                       22,420
8/31/2000               33,960                      24,488                          19,860                       24,324
9/30/2000               32,364                      22,171                          18,811                       22,684
10/31/2000              29,128                      21,122                          18,732                       21,643
11/30/2000              24,376                      18,009                          17,255                       18,916
12/31/2000              25,133                      17,439                          17,339                       18,912
1/31/2001               25,205                      18,644                          17,954                       19,463
2/28/2001               22,327                      15,478                          16,317                       16,681
3/31/2001               19,685                      13,794                          15,284                       15,060
4/30/2001               21,313                      15,539                          16,471                       16,604
5/31/2001               21,252                      15,310                          16,582                       16,461
6/30/2001               20,832                      14,955                          16,178                       15,961
7/31/2001               20,074                      14,582                          16,019                       15,442
8/31/2001               18,394                      13,389                          15,016                       14,202
9/30/2001               16,325                      12,052                          13,804                       12,807
10/31/2001              17,042                      12,685                          14,067                       13,308
11/30/2001              18,230                      13,903                          15,146                       14,539
12/31/2001              18,026                      13,877                          15,278                       14,580
1/31/2002               17,278                      13,632                          15,056                       14,249
2/28/2002               16,428                      13,066                          14,765                       13,609
3/31/2002               17,073                      13,518                          15,321                       14,175
4/30/2002               16,489                      12,415                          14,392                       13,188
5/31/2002               16,018                      12,115                          14,286                       12,904
6/30/2002               15,056                      10,994                          13,268                       11,839


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.
4 The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Large-Cap Growth Funds Average represents the average performance of 802 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period, absent; fee waivers and reimbursements, performance may have been lower.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Consumer Cyclical                                             25%
Consumer Non-Cyclical                                          9%
Financial                                                     12%
Health Care                                                   34%
Industrial                                                     5%
Services                                                       7%
Technology                                                     8%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS - AT JUNE 30, 2002

Quest Diagnostics                                 4.1%
Laboratory Corporation of America                 3.3%
Johnson & Johnson                                 3.1%
Bed Bath & Beyond                                 3.1%
Concord EFS                                       3.1%
Forest Laboratories                               2.9%
Wal-Mart Stores                                   2.9%
Procter & Gamble                                  2.9%
UnitedHealth Group                                2.7%
Freddie Mac                                       2.7%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              30.8%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


Dear Shareholder,

PBHG Mid-Cap Value Portfolio posted a 9.78% loss, underperforming the benchmark S&P MidCap 400 Index, which posted a loss of 3.21% for the six months ended June 30, 2002.

PERFORMANCE DISCUSSION

During the first half of 2002, the stock market continued to decline as the crisis in confidence regarding corporate governance, analyst/auditor independence, and fears of continued escalation in the United States' war on terrorism gave everyone something to worry about. Although we readily agree that the latest discoveries of fraud in a number of large companies are negative for the market in the short term, our conviction in the U.S. equity market as the primary market in which to invest for the long term remains steadfast.

The uncertain market conditions and continued volatility proved unfavorable to our stock selection process, heavily weighing on performance. As a result of the Enron fallout, companies with any questionable accounting practices or off-balance sheet uncertainities such as WorldCom, Adelphia Communications and Xerox, were punished. This concern had a tremendous negative impact on some of the holdings in the Portfolio, particularly in the first quarter. For example, our holdings in Adelphia Communcations, a cable company, and Hanover Compressor, an oilfield services company, negatively impacted the Portfolio's performance, as they suffered from questions surrounding their accounting practices. These securities were subsequently sold.

Performance improved in the second quarter relative to the benchmark. Our overweight in health care, particularly in the services area of this sector, positively contributed to performance. We had success with holdings in hospitals and HMOs and managed to steer clear of underperforming biotechnology selections.

The market rewarded safe, inexpensive stocks during the first part of the year. Many companies, particularly those in the basic materials industry, saw their share prices rise dramatically during this time. However, the Portfolio had a low exposure to this sector, due largely to our lack of comfort with the long-term fundamentals of many of the companies within this group. In the second quarter it seemed that the companies with the lowest valuations continued to be the darlings of the market, while companies that seemed expensive on a P/E basis (mostly because earnings appear to be at their lowest levels) are not benefiting from the expectation that they will likely resume their high growth rates as the economy recovers. We view this as an opportunity to find companies with solid long-term growth rates, strong near-term dynamics and reasonable valuations that may increase as earnings recover.

LOOKING FORWARD

We believe small and mid-sized stocks will continue to outperform larger companies going forward, and the worst of the bear market for U.S. equities is behind us. The lack of inflation is allowing the Federal Reserve to maintain the current low interest rate environment. This positively affects our outlook as we expect low interest rates will help spur business investment. We believe this will allow for higher P/E ratios because a dollar of earnings is worth more on a relative basis as interest rates and inflation recede. By focusing on compelling valuations in addition to near-term dynamics and long-term growth, we believe we have prudently positioned the Portfolio to balance our view that the economy is on the road to recovery against the possibility of a delayed rebound. We believe that over the long-term our investment process will deliver incremental returns and risk diversification for our investors.

Sincerely,

/s/signature

Jerome J. Heppelmann, CFA
Portfolio Manager

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


----------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
----------------------------------------------------------------------------------------------

                                                   Annualized      Annualized
                                         Six        One Year       Three Year    Inception to
                                       Months(2)     Return          Return         Date(3)
----------------------------------------------------------------------------------------------

PBHG Mid-Cap Value Portfolio           (9.78)%      (11.59)%         10.77%         16.82%
----------------------------------------------------------------------------------------------




 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG MID-CAP VALUE
    PORTFOLIO VERSUS THE S&P MIDCAP 400 INDEX, THE S&P BARRA MIDCAP VALUE INDEX
                       AND THE LIPPER MID-CAP CORE FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]


                     PBHG Mid-Cap              S&P MidCap                    S&P BARRA                 Lipper Mid-Cap
                    Value Portfolio            400 Index(4)            MidCap Value Index(5)       Core Funds Average(6)
11/30/98                $10,000                   $10,000                      $10,000                  $10,000
12/31/98                 11,100                    11,208                       10,446                   10,842
1/31/99                  11,300                    10,772                        9,900                   10,750
2/28/99                  10,640                    10,208                        9,427                   10,163
3/31/99                  11,180                    10,493                        9,605                   10,477
4/30/99                  11,420                    11,321                       10,534                   11,154
5/31/99                  12,010                    11,370                       10,706                   11,255
6/30/99                  12,840                    11,979                       11,039                   11,866
7/31/99                  12,650                    11,724                       10,892                   11,659
8/31/99                  12,190                    11,322                       10,479                   11,298
9/30/99                  12,017                    10,972                        9,963                   11,124
10/31/99                 12,110                    11,532                       10,163                   11,526
11/30/99                 12,556                    12,137                       10,367                   12,150
12/31/99                 13,948                    12,858                       10,688                   13,343
1/31/2000                13,363                    12,496                       10,226                   12,940
2/29/2000                14,007                    13,371                        9,851                   14,385
3/31/2000                16,066                    14,489                       11,359                   15,058
4/30/2000                15,703                    13,984                       11,255                   14,256
5/31/2000                16,347                    13,809                       11,580                   13,804
6/30/2000                16,230                    14,012                       11,057                   14,504
7/31/2000                16,008                    14,233                       11,495                   14,340
8/31/2000                17,716                    15,822                       12,317                   15,824
9/30/2000                17,178                    15,714                       12,499                   15,550
10/31/2000               17,006                    15,181                       12,380                   15,060
11/30/2000               16,047                    14,035                       12,397                   13,636
12/31/2000               17,919                    15,109                       13,664                   14,697
1/31/2001                18,306                    15,445                       14,273                   15,049
2/28/2001                17,905                    14,564                       13,801                   14,082
3/31/2001                17,360                    13,481                       13,193                   13,137
4/30/2001                18,952                    14,968                       14,387                   14,366
5/31/2001                19,611                    15,317                       14,671                   14,701
6/30/2001                19,740                    15,255                       14,695                   14,685
7/31/2001                19,439                    15,028                       14,696                   14,310
8/31/2001                18,751                    14,536                       14,398                   13,722
9/30/2001                16,077                    12,728                       12,783                   11,947
10/31/2001               16,798                    13,291                       12,983                   12,490
11/30/2001               18,415                    14,280                       13,772                   13,434
12/31/2001               19,344                    15,017                       14,639                   14,091
1/31/2002                18,622                    14,940                       14,636                   13,860
2/28/2002                18,261                    14,958                       14,984                   13,654
3/31/2002                19,070                    16,027                       16,093                   14,507
4/30/2002                18,983                    15,952                       16,334                   14,294
5/31/2002                18,738                    15,683                       16,050                   14,022
6/30/2002                17,453                    14,535                       15,148                   12,985


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. The Portfolio's investment in technology companies involves the risk of volatility. The returns shown reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.
4 The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The S&P BARRA MidCap Value Index is an unmanaged capitalization-weighted index that consists of those securities in the S&P MidCap 400 Index with lower price-to-book ratios. The Index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Mid-Cap Core Funds Average represents the average performance of 241 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category. The performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.



SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Basic Materials                                   1%
Consumer Cyclical                                22%
Consumer Non-Cyclical                             4%
Energy                                            7%
Financial                                        21%
Health Care                                      15%
Industrial                                        9%
Services                                          8%
Technology                                       10%
Utilities                                         3%

% of Total Portfolio Investments in Common Stock



TOP TEN HOLDINGS - JUNE 30, 2002

Intuit                                            2.9%
Aetna                                             2.8%
Lincare Holdings                                  2.3%
JC Penney                                         2.0%
DST Systems                                       1.9%
Abercrombie & Fitch                               1.8%
Countrywide Credit                                1.7%
Toys R US                                         1.6%
CVS                                               1.6%
Prudential Financial                              1.4%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              20.0%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


Dear Shareholder:

Geopolitical unrest, accounting concerns, and questions regarding the strength of the U.S. economic recovery marked the first half of 2002. PBHG Select 20 Portfolio declined 18.18% during this difficult period. In comparison, the S&P 500 Index, the Portfolio's benchmark, was down 13.16% for the six months ended June 30, 2002.

PERFORMANCE DISCUSSION

As 2002 began, mostly positive economic data, a strong housing market and a consumer confidence level exceeding what most analysts had predicted supported hopes of a U.S. economic recovery. Furthermore, optimistic comments from Federal Reserve Board Chairman Alan Greenspan helped lift the market at times throughout the first quarter. However, as the year progressed, several major factors created widespread uncertainty, including the continued war on terrorism, concerns over corporate accounting practices, as well as doubt regarding the strength of recovery.

Many equities succumbed to what some are calling "Enronitis," as the media and the SEC started to peel back the many layers of Enron's accounting practices. As problems continued to surface, more and more investors started to look for the next "Enron." This caused a contraction in stock price multiples for any company even remotely suspected of possessing irregular financial statements. Tyco International was one of the companies that came under scrutiny, having its stock price nearly cut in half due to the ongoing worries about its accounting practices. While we held Tyco International for a time during the six month period, we have since eliminated this position from the Portfolio. Xerox and telecommunications giant WorldCom also came into question for alleged accounting irregularities.

Another factor that indirectly contributed to our performance was the demise of some of the largest capitalization stocks that comprise a significant percentage of the popular investment benchmarks. For instance, during the second quarter, GE declined 22.4% for the quarter and comprised 3.2% of the S&P 500 and over 6.0% of the Russell 1000(R) Growth Index. The fact that we did not own GE and some other often perceived "large, safe" companies, we believe, helped to mitigate losses.

We significantly reduced our technology exposure throughout the last six months moving into areas we believe offer more stable growth opportunities. For example, we completely sold our holdings in software giant Microsoft and semiconductor designer NVIDIA while we reduced our position in other technology holdings as well. These adjustments were made in response to what we view as the lack of visibility in near-term business fundamentals for the sector. Overall, our technology exposure declined from 17% at year end to approximately 11% on June 30, 2002. Also resulting from this rotation was a slight increase to our health care exposure during the first quarter. Additionally, our position in the consumer cyclical sector rose due to the purchase of Bed Bath & Beyond, as did our exposure to the industrial sector as we added shares of Lockheed Martin.

LOOKING FORWARD

We are waiting patiently for signs that the economic recovery will begin to manifest itself in the form of increased business momentum for growth companies. We believe this recovery has been especially elusive in the technology sector where we've seen stocks appearing to recover, only to yet again lose their footing over the last six quarters. Promising signs within the sector seem to have quickly evaporated into thin air, in our opinion.

Looking ahead, we are concentrating our efforts on companies with the best relative "pricing power" and whose supply/demand equation has the best dynamics. We believe this would include hospitals (HCA), HMOs (United Health Group) and Specialty Laboratory Testing companies (Quest Diagnostics and Laboratory Corporation of America). As always, we will continue to employ our bottom-up investment strategy, seeking the fastest growing companies that we believe demonstrate favorable attributes for sustainable growth over the long term.


Sincerely,


/s/signature


Michael S. Sutton, CFA
Portfolio Manager

[PBHG Funds logo omitted]



PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


-------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
-------------------------------------------------------------------------------------------

                                                               Annualized      Annualized
                                  Six          One Year        Three Year     Inception to
                               Months(2)        Return           Return          Date(3)
-------------------------------------------------------------------------------------------

PBHG Select 20 Portfolio       (18.18)%        (28.54)%         (10.06)%          5.67%
-------------------------------------------------------------------------------------------


      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SELECT 20 PORTFOLIO
VERSUS THE S&P 500 INDEX, THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE


[Line chart omitted -- plot points as follows:]

                     PBHG Select 20                         Russell 1000(R)          Lipper Large-Cap
                        Portfolio    S&P 500 Index(4)       Growth Index(5)       Growth Funds Average(6)
9/25/97                  $10,000           $10,000              $10,000                    $10,000
9/30/97                    9,980            10,033               10,009                     10,000
10/31/97                   9,610             9,698                9,631                      9,649
11/30/97                   9,660            10,147               10,039                      9,865
12/31/97                  10,030            10,321               10,152                      9,996
1/31/98                   10,200            10,435               10,455                     10,139
2/28/98                   11,330            11,187               11,242                     10,935
3/31/98                   11,970            11,760               11,690                     11,432
4/30/98                   12,210            11,878               11,852                     11,596
5/31/98                   11,940            11,674               11,516                     11,299
6/30/98                   13,150            12,148               12,221                     11,950
7/31/98                   13,220            12,019               12,140                     11,842
8/31/98                   11,020            10,283               10,318                      9,917
9/30/98                   12,600            10,942               11,111                     10,585
10/31/98                  12,850            11,832               12,004                     11,296
11/30/98                  13,750            12,549               12,917                     12,077
12/31/98                  16,300            13,272               14,081                     13,287
1/31/99                   17,690            13,828               14,908                     14,101
2/28/99                   16,510            13,398               14,227                     13,537
3/31/99                   17,930            13,934               14,976                     14,292
4/30/99                   17,270            14,473               14,996                     14,361
5/31/99                   16,700            14,132               14,535                     13,932
6/30/99                   17,870            14,916               15,553                     14,924
7/31/99                   17,410            14,451               15,059                     14,494
8/31/99                   18,150            14,378               15,304                     14,501
9/30/99                   18,760            13,984               14,983                     14,363
10/31/99                  20,820            14,869               16,115                     15,357
11/30/99                  24,841            15,172               16,984                     16,186
12/31/99                  32,701            16,065               18,751                     18,093
1/31/2000                 31,851            15,258               17,871                     17,406
2/29/2000                 38,221            14,969               18,745                     18,534
3/31/2000                 39,111            16,434               20,086                     19,586
4/30/2000                 34,651            15,939               19,131                     18,523
5/31/2000                 30,141            15,612               18,168                     17,510
6/30/2000                 36,131            15,997               19,544                     18,714
7/31/2000                 35,871            15,747               18,729                     18,344
8/31/2000                 41,091            16,725               20,425                     19,901
9/30/2000                 37,549            15,842               18,493                     18,560
10/31/2000                33,629            15,775               17,618                     17,708
11/30/2000                25,401            14,531               15,021                     15,477
12/31/2000                24,895            14,602               14,546                     15,474
1/31/2001                 25,454            15,120               15,551                     15,924
2/28/2001                 20,776            13,742               12,911                     13,648
3/31/2001                 17,373            12,871               11,506                     12,322
4/30/2001                 19,101            13,871               12,961                     13,585
5/31/2001                 18,890            13,964               12,770                     13,468
6/30/2001                 18,195            13,625               12,474                     13,058
7/31/2001                 17,426            13,490               12,163                     12,634
8/31/2001                 15,593            12,646               11,168                     11,620
9/30/2001                 14,107            11,625               10,053                     10,478
10/31/2001                14,889            11,846               10,580                     10,888
11/30/2001                16,147            12,755               11,597                     11,895
12/31/2001                15,892            12,867               11,575                     11,929
1/31/2002                 14,821            12,679               11,371                     11,658
2/28/2002                 14,396            12,435               10,899                     11,134
3/31/2002                 14,804            12,902               11,276                     11,598
4/30/2002                 14,379            12,120               10,355                     10,790
5/31/2002                 13,784            12,031               10,105                     10,557
6/30/2002                 13,002            11,174                9,170                      9,686


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Funds that concentrate investments in one or a group of industries or to a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The Portfolio's investment in technology companies involves the risk of volatility. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Select 20 Portfolio commenced operations on September 25, 1997.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Large-Cap Growth Funds Average represents the average performance of 802 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds Average at that month's end, September 30, 1997.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Consumer Cyclical                                             17%
Consumer Non-Cyclical                                          5%
Financial                                                     13%
Health Care                                                   41%
Industrial                                                     7%
Services                                                       8%
Technology                                                     9%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS - JUNE 30, 2002

Freddie Mac                                       7.1%
Concord EFS                                       6.8%
Laboratory Corporation of America                 6.6%
UnitedHealth Group                                5.9%
Lockheed Martin                                   5.9%
Wal-Mart Stores                                   5.7%
Bed Bath & Beyond                                 5.3%
Quest Diagnostics                                 4.7%
Johnson & Johnson                                 4.5%
Texas Instruments                                 4.5%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              57.0%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


Dear Shareholder:

Amid a particularly challenging economic environment, PBHG Select Value Portfolio fell 12.96%, compared to a decline of 13.16% for the benchmark S&P 500 Index for the six months ended June 30, 2002.

PERFORMANCE DISCUSSION

After a brief, strong start to the year, stocks faltered during much of the first half of 2002. Trouble surrounding corporate governance, questionable ethics, accounting discrepancies and a number of weak corporate earnings reports continued to drag stocks down during the period. Threats of terrorism and tensions between India and Pakistan, as well as ongoing conflict in the Middle East, also kept investors on edge. While favorable statistical data and optimistic comments by Federal Reserve Board Chairman Alan Greenspan worked to boost the stock market at times during the first three months of the year, nothing helped the markets rally in the second three months of the year. Companies generally continued to be slow to hire new employees and equally slow to increase capital spending, apparently unconvinced that the emerging statistical signs of recovery would last. The Federal Open Market Committee shifted its outlook on the U.S. economy to neutral and left rates unchanged at its March 19 and June 26 policy meetings. Large cap value stocks generally finished the period ahead of their growth counterparts, as investors appeared to continue to prefer lower risk, non-technology related companies.

Despite negative performance, PBHG Select Value Portfolio outpaced its benchmark, the S&P 500 Index, over the past six months. Over the past six months, we generally maintained low exposure to the technology sector. This decision proved favorable since earnings prospects have continued to deteriorate throughout the sector. We held large positions in defensive type stock, such as those found in the consumer staples and utilities sectors. It appears the attractive combination of dividend yields and reasonable valuations have led many investors to these sectors. We also maintained our exposure to the pharmaceutical sector, even as these stocks have declined due to concerns over future revenue growth and new product innovations. We are planning to retain this positioning, confident that the solid research and development activities of these companies will ultimately yield more life-saving drugs.

Stock selection in the consumer staple, financial and consumer cyclical sectors hurt performance during the first half of 2002. Large positions in the health care and telecommunications sectors also detracted from results as these types of stocks suffered from worse than expected fundamentals. Our holdings in the utilities and aerospace/defense sectors fared better, as these stocks benefited from increased certainty regarding their earnings outlooks late in the period.

LOOKING FORWARD

The general distrust of U.S. corporations resulting from the growing number of accounting-related problems has dragged on stocks of any size across many different sectors. While the actual inaccuracies have been limited to a handful of companies, the negative perception has led to many rumors and innuendoes, making it difficult for investors to evaluate which companies will side-step these negative perceptions.

In general, we are finding more stocks today that we believe are undervalued and have the potential to provide attractive returns over the long term. Overall, we have reduced the number of stocks in the portfolio to 28 as we focus on our ideas in which we have the highest conviction. We generally attempt to keep the number of portfolio holdings at about 30. We believe these companies have strong balance sheets and conservative accounting styles, offering above average dividend yield potential and solid cash flows.

While the economy has shown encouraging statistical signs of bouncing back from the recession, there is still skepticism about the strength of the recovery. The tensions in the Middle East and lingering job market softness may continue to impact the market. However, we believe growing economic recovery can offer attractive investment opportunities. We believe that valuations for "defensive" companies and valuations for companies that benefit from an improving economy are about equal based on historical trends. Accordingly, we have Portfolio exposure balanced by sector and industry.

Just as irrational exuberance drove stock prices to record highs in March 2000, fear and pessimism may take the markets to lows below fair value. Since we do not try to time the market and instead employ a focused and disciplined investment process, we will continue to invest in companies that we believe boast attractive valuations balanced against solid business positions and the prospects for future growth. We believe stock valuations are compelling and dividend yields are excellent for the companies in which we are invested. Furthermore, we are confident that the Portfolio is positioned favorably to capture the benefits of renewed investor confidence in the equity market.

Sincerely,

/s/signature

Raymond J. McCaffrey, CFA
Portfolio Manager

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


-------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
-------------------------------------------------------------------------------------------

                                                                Annualized      Annualized
                                     Six         One Year       Three Year     Inception to
                                  Months(2)       Return          Return          Date(3)
-------------------------------------------------------------------------------------------

PBHG Select Value Portfolio       (12.96)%       (17.31)%          1.32%          11.09%
-------------------------------------------------------------------------------------------


 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SELECT VALUE PORTFOLIO VERSUS
                 THE S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]

                                 PBHG Select Value                                                              Lipper Large-Cap
                                     Portfolio                          S&P 500 Index(4)                     Value Funds Average(5)
10/28/97                              $10,000                                $10,000                                $10,000
10/31/97                                9,900                                  9,926                                 10,000
11/30/97                               10,098                                 10,385                                 10,272
12/31/97                               10,336                                 10,563                                 10,449
1/31/98                                10,336                                 10,680                                 10,433
2/28/98                                11,000                                 11,450                                 11,150
3/31/98                                11,525                                 12,036                                 11,634
4/30/98                                11,743                                 12,157                                 11,698
5/31/98                                11,743                                 11,948                                 11,468
6/30/98                                11,902                                 12,433                                 11,565
7/31/98                                11,837                                 12,301                                 11,229
8/31/98                                10,181                                 10,525                                  9,603
9/30/98                                11,004                                 11,199                                 10,116
10/31/98                               12,263                                 12,110                                 10,898
11/30/98                               13,165                                 12,844                                 11,396
12/31/98                               14,259                                 13,584                                 11,747
1/31/99                                14,509                                 14,152                                 11,858
2/28/99                                13,920                                 13,712                                 11,541
3/31/99                                14,279                                 14,261                                 11,899
4/30/99                                14,679                                 14,813                                 12,791
5/31/99                                14,749                                 14,463                                 12,638
6/30/99                                15,578                                 15,266                                 13,074
7/31/99                                15,249                                 14,790                                 12,640
8/31/99                                14,989                                 14,716                                 12,303
9/30/99                                14,801                                 14,312                                 11,835
10/31/99                               15,557                                 15,218                                 12,338
11/30/99                               15,823                                 15,527                                 12,347
12/31/99                               15,527                                 16,442                                 12,606
1/31/2000                              15,271                                 15,616                                 12,121
2/29/2000                              14,290                                 15,320                                 11,467
3/31/2000                              15,895                                 16,819                                 12,648
4/30/2000                              16,426                                 16,313                                 12,587
5/31/2000                              16,917                                 15,978                                 12,716
6/30/2000                              16,467                                 16,372                                 12,367
7/31/2000                              15,680                                 16,116                                 12,398
8/31/2000                              16,886                                 17,117                                 13,179
9/30/2000                              17,395                                 16,214                                 13,025
10/31/2000                             17,316                                 16,145                                 13,365
11/30/2000                             17,406                                 14,872                                 12,784
12/31/2000                             18,303                                 14,945                                 13,418
1/31/2001                              19,937                                 15,475                                 13,667
2/28/2001                              19,778                                 14,064                                 13,155
3/31/2001                              19,063                                 13,173                                 12,638
4/30/2001                              20,062                                 14,197                                 13,352
5/31/2001                              20,186                                 14,292                                 13,579
6/30/2001                              19,596                                 13,944                                 13,181
7/31/2001                              19,664                                 13,807                                 13,124
8/31/2001                              18,609                                 12,943                                 12,548
9/30/2001                              16,630                                 11,897                                 11,544
10/31/2001                             17,285                                 12,124                                 11,637
11/30/2001                             18,584                                 13,054                                 12,378
12/31/2001                             18,618                                 13,169                                 12,588
1/31/2002                              17,779                                 12,977                                 12,367
2/28/2002                              17,860                                 12,726                                 12,302
3/31/2002                              17,768                                 13,205                                 12,828
4/30/2002                              16,848                                 12,404                                 12,297
5/31/2002                              17,549                                 12,313                                 12,308
6/30/2002                              16,205                                 11,436                                 11,461

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risks and more price volatility than more diversified funds. The Portfolio's investment in technology companies involves the risk of volatility. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Select Value Portfolio commenced operations on October 28, 1997.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Large-Cap Value Funds Average represents the average performance of 365 mutual funds classified by Lipper, Inc. in the Large-Cap Value category. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The chart assumes $10,000 invested in the Lipper Large-Cap Value Funds Average at that month's end, October 31, 1997.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Consumer Cyclical                                             15%
Consumer Non-Cyclical                                         10%
Energy                                                         7%
Financial                                                     19%
Health Care                                                   20%
Industrial                                                     7%
Services                                                      10%
Technology                                                    12%

% of Total Portfolio Investments in Common Stock


TOP TEN HOLDINGS - JUNE 30, 2002

JC Penney                                         5.5%
Freddie Mac                                       5.0%
Bristol-Myers Squibb                              4.8%
Merck                                             4.7%
First Data                                        4.5%
Aetna                                             4.2%
Prudential Financial                              4.1%
PNC Financial Services Group                      4.1%
Royal Dutch Petroleum                             4.1%
Microsoft                                         3.9%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              44.9%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


Dear Shareholder,

Against a backdrop of unfavorable market conditions resulting from increasing distrust of corporate accounting practices and the continuing threats of terrorism around the globe, PBHG Small Cap Growth Portfolio dropped 24.62% for the six months ended June 30, 2002. Its benchmark, the Russell 2000(R) Growth Index, declined 17.35% over the same period.

PERFORMANCE DISCUSSION

While the start of the period was somewhat benign, difficult market conditions quickly made a return appearance for investors in small capitalization growth stocks. Negative sentiment surrounding current fundamentals faced off against strong early indications of an economic turnaround, including stabilization of results and better earnings visibility. Despite mounting evidence that low interest rates and a weakening dollar have set the stage for a possible economic rebound, share prices have come under renewed attack. Earnings visibility, while generally improved, is still somewhat spotty and earnings guidance, particularly in the technology sector, remains soft. While the incidence of missed earnings targets has subsided, and forward guidance appears to be more realistic, in our opinion, the debate also continues to rage as to whether reduced intermediate-term growth forecasts also mean reduced longer-term growth forecasts with resultant pressure on valuations.

During the first six months of the year, technology was generally the biggest contributor to negative results within the Portfolio, despite a sector exposure that has been at historically low levels versus the benchmark. While the performance of technology stocks has often proven disappointing lately, we do believe an improving economy should eventually cause a reversal of fortune for these cyclical growth enterprises. We would expect to build a somewhat larger exposure to this sector, as a better economy translates to better earnings for technology-driven companies. Health care stocks also generally experienced negative returns during the first half of the year, while holdings in the consumer sector, reflecting the resilience of consumer spending through the recession and into the recovery, made strong positive contributions to Portfolio results. Although earnings dynamics continue to support this heavy consumer exposure, we are watching carefully for signs that the consumer may be overextended and succumbing to eroding confidence.

LOOKING FORWARD

We believe attractive growth investments can be identified even in the most challenging environments. Our established stock selection techniques favor strongly financed companies with well-controlled and improving business models. We continue to pursue our bottom-up, earnings based discipline for stock selection, seeking those companies that best meet our investment criteria. We believe the best array of fast growing companies with profitable and well-controlled business models is currently found in the consumer, health care, and services sectors. We expect, however, that by the second half of 2002, select technology companies are poised to produce strong growth once again and surprise investors with outperformance. As this transition takes shape and the economy moves towards a more sustainable recovery, we will focus on companies that we think are producing solid results in the intermediate term. However, we believe our technology holdings are positioned to benefit as greater evidence emerges that technology users are committing themselves to productivity enhancing projects. Thank you for your continued confidence.


Sincerely,

/s/signature

Peter J. Niedland, CFA

[PBHG Funds logo omitted]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


-------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
-------------------------------------------------------------------------------------

                                                               Annualized
                                        Six       One Year    Inception to
                                     Months(2)     Return        Date(3)
-------------------------------------------------------------------------------------

PBHG Small Cap Growth Portfolio      (24.62)%     (35.55)%      (31.79)%
-------------------------------------------------------------------------------------


 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SMALL CAP GROWTH
                PORTFOLIO VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND
                      THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]


                                  PBHG Small Cap                        Russell 2000(R)                      Lipper Small-Cap
                                 Growth Portfolio                       Growth Index(4)                   Growth Funds Average(5)
4/30/01                               $10,000                                $10,000                             $10,000
5/31/01                                 9,810                                 10,232                              10,226
6/30/01                                 9,930                                 10,511                              10,519
7/31/01                                 9,090                                  9,614                               9,911
8/31/01                                 8,060                                  9,014                               9,320
9/30/01                                 6,440                                  7,559                               7,889
10/31/01                                7,360                                  8,286                               8,535
11/30/01                                8,000                                  8,978                               9,193
12/31/01                                8,490                                  9,537                               9,763
1/31/02                                 8,250                                  9,198                               9,455
2/28/02                                 7,130                                  8,603                               8,831
3/31/02                                 8,110                                  9,350                               9,520
4/30/02                                 7,630                                  9,148                               9,254
5/31/02                                 6,990                                  8,613                               8,795
6/30/02                                 6,400                                  7,883                               8,162


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. Securities of small and medium companies may involve greater risk and price volatility than securities of larger more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3  The PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 439 mutual funds classified by Lipper, Inc. in the Small-Cap Growth Funds category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Basic Materials                                                 2%
Consumer Cyclical                                              24%
Consumer Non-Cyclical                                           4%
Financial                                                       1%
Health Care                                                    15%
Industrial                                                     10%
Services                                                       17%
Technology                                                     27%

% of Total Portfolio Investments in Common Stock



TOP TEN HOLDINGS - JUNE 30, 2002

Whole Foods Market                                3.0%
PF Chang's China Bistro                           3.0%
Corporate Executive Board                         2.6%
Career Education                                  2.3%
Krispy Kreme Doughnuts                            2.1%
Insight Enterprises                               2.1%
Manhattan Associates                              1.9%
Panera Bread, Cl A                                1.9%
Emulex                                            1.7%
Zoll Medical                                      1.7%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
   IN COMMON STOCK                               22.3%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


Dear Shareholder:

The first half of 2002 saw a market sentiment that continued to be overwhelmingly negative, despite economic reports that were increasingly favorable. For the six months ended June 30, 2002, the PBHG Small Cap Value Portfolio was down 13.57%. Its benchmark, the Russell 2000(R) Index, posted a loss of 4.70% for the same period.

PERFORMANCE DISCUSSION

During the first half of 2002, the stock market continued to decline as the crisis in confidence regarding corporate governance, analyst/auditor independence, and fears of continued escalation in the United States' war on terrorism gave everyone something to worry about. This caused hopes for a robust recovery to fade, as current conditions appear to have hampered investors' willingness to make any major investment decisions and have kept the economic recovery from advancing as expected. There is also a general theme of distrust of U.S. corporations due to the numerous incidences of accounting-related problems.

These uncertain market conditions and continued volatility proved unfavorable to our stock selection process, weighing on performance. As a result of the Enron fallout, companies with any accounting scandals such as WorldCom, Adelphia Communications and Xerox, were punished. This concern had a tremendous negative impact on some of the holdings in the Portfolio, particularly in the first quarter. During the second quarter the Portfolio's performance was negatively impacted by our relative overweight position in the technology sector and our lack of exposure to small cap regional banks and REITs compared to the benchmark. While the near-term dynamics are weak within the technology sector, we continue to believe the long-term outlook for the sector remains strong.

The market rewarded safe, inexpensive stocks during the first part of the year. Many companies, particularly those in the basic materials industry, saw their share prices rise dramatically during this time. However, the Portfolio had a low exposure to this sector, due largely to our lack of comfort with the long-term fundamentals of many of the companies within this group. In the second quarter, it seemed that the companies with the lowest valuations continued to be the darlings of the market. Meanwhile, companies that seemed expensive on a price-to-earnings (P/E) ratio basis (mostly because earnings appear to be at their lowest levels) are not benefiting from the expectation that they will likely resume their high growth rates as the economy recovers. We view this as an opportunity to find companies with solid long-term growth rates, strong near-term dynamics and reasonable valuations that we expect may increase as earnings recover.

LOOKING FORWARD

We believe small cap stocks will continue to outperform larger companies going forward and that the worst of the bear market for U.S. equities is behind us. The lack of inflation is allowing the Federal Reserve to maintain the current low interest rate environment. This positively affects our outlook, as we expect low interest rates will help spur business investment. In our opinion, this will allow for higher P/E ratios because a dollar of earnings is worth more on a relative basis as interest rates and inflation recede. By focusing on compelling valuations in addition to near-term dynamics and long-term growth, we believe we have prudently positioned the Portfolio to balance our view that the economy is on the road to recovery against the possibility of a delayed rebound. We believe that over the long-term our investment process will deliver incremental returns and risk diversification for our investors.

Sincerely,


/s/signature


Jerome J. Heppelmann, CFA
Portfolio Manager

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


----------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
----------------------------------------------------------------------------------------------

                                                                  Annualized       Annualized
                                       Six          One Year      Three Year      Inception to
                                    Months(2)        Return         Return           Date(3)
----------------------------------------------------------------------------------------------

PBHG Small Cap Value Portfolio      (13.57)%        (12.25)%        11.96%           11.77%
----------------------------------------------------------------------------------------------


 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SMALL CAP VALUE
     PORTFOLIO VERSUS THE RUSSELL 2000(R) INDEX, THE RUSSELL 2000(R) VALUE INDEX
                     AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]

                   PBHG Small Cap            Russell 2000(R)          Russell 2000(R)             Lipper Small-Cap
                   Value Portfolio               Index(4)              Value Index(5)           Core Funds Average(6
10/28/97                $10,000                   $10,000                 $10,000                       $10,000
10/31/97                 10,050                    10,095                  10,064                        10,000
11/30/97                 10,060                    10,030                  10,174                         9,926
12/31/97                 10,480                    10,205                  10,519                        10,048
1/31/98                  10,630                    10,044                  10,329                         9,890
2/28/98                  11,250                    10,787                  10,953                        10,626
3/31/98                  11,950                    11,232                  11,398                        11,129
4/30/98                  12,230                    11,294                  11,454                        11,219
5/31/98                  11,590                    10,686                  11,048                        10,676
6/30/98                  11,520                    10,708                  10,986                        10,603
7/31/98                  10,995                     9,841                  10,125                         9,879
8/31/98                   8,812                     7,930                   8,540                         7,977
9/30/98                   9,233                     8,551                   9,022                         8,328
10/31/98                 10,064                     8,900                   9,290                         8,687
11/30/98                 10,805                     9,366                   9,541                         9,177
12/31/98                 11,626                     9,945                   9,841                         9,700
1/31/99                  11,286                    10,078                   9,617                         9,610
2/28/99                  10,424                     9,261                   8,961                         8,885
3/31/99                  10,064                     9,406                   8,887                         8,891
4/30/99                  10,755                    10,249                   9,698                         9,603
5/31/99                  11,446                    10,398                   9,996                         9,874
6/30/99                  11,987                    10,869                  10,358                        10,400
7/31/99                  12,127                    10,571                  10,112                        10,356
8/31/99                  11,906                    10,179                   9,742                         9,998
9/30/99                  11,806                    10,181                   9,548                         9,970
10/31/99                 11,526                    10,223                   9,357                         9,985
11/30/99                 12,097                    10,833                   9,405                        10,601
12/31/99                 13,479                    12,059                   9,694                        11,572
1/31/2000                13,479                    11,866                   9,441                        11,303
2/29/2000                15,712                    13,825                  10,018                        12,676
3/31/2000                16,723                    12,914                  10,065                        12,673
4/30/2000                15,862                    12,137                  10,124                        12,230
5/31/2000                15,932                    11,429                   9,970                        11,769
6/30/2000                17,484                    12,426                  10,261                        12,650
7/31/2000                17,003                    12,026                  10,603                        12,368
8/31/2000                18,666                    12,943                  11,077                        13,434
9/30/2000                18,421                    12,563                  11,014                        13,110
10/31/2000               17,621                    12,002                  10,975                        12,772
11/30/2000               16,269                    10,770                  10,752                        11,625
12/31/2000               18,349                    11,695                  11,907                        12,752
1/31/2001                19,087                    12,304                  12,235                        13,394
2/28/2001                18,134                    11,497                  12,219                        12,613
3/31/2001                17,232                    10,934                  12,023                        11,998
4/30/2001                18,503                    11,790                  12,579                        13,008
5/31/2001                19,046                    12,080                  12,903                        13,458
6/30/2001                19,168                    12,497                  13,422                        13,807
7/31/2001                18,892                    11,820                  13,121                        13,451
8/31/2001                18,451                    11,438                  13,075                        13,051
9/30/2001                15,595                     9,899                  11,632                        11,415
10/31/2001               16,758                    10,478                  11,936                        12,039
11/30/2001               18,330                    11,289                  12,793                        12,877
12/31/2001               19,462                    11,986                  13,577                        13,701
1/31/2002                18,739                    11,861                  13,757                        13,602
2/28/2002                18,121                    11,536                  13,841                        13,321
3/31/2002                19,452                    12,463                  14,877                        14,350
4/30/2002                19,001                    12,577                  15,401                        14,484
5/31/2002                18,152                    12,019                  14,891                        13,978
6/30/2002                16,821                    11,422                  14,562                        13,233


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. The Portfolio's investment in technology companies involves the risk of volatility. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3 The PBHG Small Cap Value Portfolio commenced operations on October 28, 1997. 4 The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Small-Cap Core Funds Average represents the average performance of 329 mutual funds classified by Lipper, Inc. in the Small-Cap Core category. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not posible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The chart assumes $10,000 invested in the Lipper Small-Cap Core Funds Average at that month's end, October 31, 1997.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Basic Materials                                                4%
Consumer Cyclical                                             23%
Consumer Non-Cyclical                                          3%
Energy                                                         6%
Financial                                                     15%
Health Care                                                   15%
Industrial                                                    11%
Services                                                      10%
Technology                                                    11%
Utilities                                                      2%

% of Total Portfolio Investments in Common Stock





TOP TEN HOLDINGS - JUNE 30, 2002

Haemonetics                                       2.5%
Station Casinos                                   2.0%
Duane Reade                                       2.0%
Advo                                              1.9%
Alliance Data Systems                             1.8%
First American                                    1.7%
Fisher Scientific International                   1.6%
Affiliated Managers Group                         1.5%
Hooper Holmes                                     1.5%
PRG-Schultz International                         1.4%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              17.9%
------------------------------------------------------

[PBHG Funds logo omitted]



PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


Dear Shareholder:

Amid continued fallout within the technology and communications sector, the Portfolio fell by 42.94% compared to a drop of 25.22% for the PSE Technology Index(R), the Portfolio's benchmark, for the six months ended June 30, 2002.

PERFORMANCE

The first half of 2002 was another frustrating period for investors in the technology sector, as uncertainty regarding the rate of recovery persisted. While it appears that the macro-economic environment is poised for a rebound and company fundamentals have been improving in step, technology stocks remain mired in their steep slide, as the clouds of investor concerns refused to lift from the group. It seems like the stock market is playing a perpetual game of musical chairs, with technology investors continuing to end up without a seat as the music stops. And, it has become clear that the music stops with each revelation of corporate malfeasance, concern about the rate of recovery in the economy, mention of valuations, and unsettling geopolitical events. We believe the greatest impact, particularly to investor sentiment, has been the issue surrounding corporate governance in light of the high profile accounting issues at companies like Enron and Adelphia Communications and the bankruptcy of WorldCom. Not surprisingly, the industries within the technology and communication sector did not fare any better during the period, as all industries finished the quarter in negative territory. The software industry was hit particularly hard by a wave of weak earnings pre-announcements late in the period. The semiconductor and semiconductor capital equipment industries also faltered, as investors questioned the rate of the cyclical recovery in orders for the group while remaining concerned about the economic recovery and its effect on IT spending and end demand.

In the second half of the period, we made some structural changes in the Portfolio, including increasing our weighting in the semiconductor capital equipment industry, as early signs of improving business conditions emerged and order rates began to show improvement. We believed this activity signaled the start of a cyclical recovery in the group. Our theory proved accurate, as the semiconductor capital equipment industry and the semiconductor device industry were the largest positive contributors to Portfolio performance during the quarter. Conversely, our investments in the telecommunications and data networking equipment industries continued to have a negative impact on results. The telecommunications area suffered due to ongoing cuts in capital expenditures, high profile bankruptcies, and investor scrutiny on corporate accounting practices.

LOOKING FORWARD

While our optimistic outlook for the technology and communications sector going into 2002 has not come to fruition, we continue to believe the technology and communication sector is structurally better positioned than it was 12 months ago. It would appear the economy is improving, corporate profitability is generally increasing, inventory levels have declined substantially over the past two years, and valuations are much more attractive. Unfortunately, we underestimated the magnitude and speed of the deterioration in investor sentiment caused by the recent spate of accounting scandals and corporate improprieties. In addition, we are currently witnessing the continued re-valuation of technology stocks. Finally, we continue to believe that the technology stocks offers investors among the best long-term growth prospects relative to other areas of the market. Although investor expectations have corrected significantly with respect to a recovery in technology and sentiment remains extremely negative, we still believe an economic rebound lies ahead supported by the steady improvement in many key indicators. We believe that eventually stock prices and valuations will follow. We are investing in those companies that we believe exhibit the long-term growth characteristics dictated by our disciplined investment approach. We want to thank all of our investors for their continued support during this undoubtedly difficult market climate.


Sincerely,


/s/signature


Michael K. Ma
Portfolio Manager

[PBHG Funds logo omitted]



PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


-------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                                             Annualized      Annualized      Annualized
                                                     Six       One Year      Three Year       Five Year     Inception to
                                                  Months(2)     Return         Return          Return          Date(3)
-------------------------------------------------------------------------------------------------------------------------

PBHG Technology & Communications Portfolio        (42.94)%     (56.77)%       (29.04)%         (6.83)%         (6.04)%
-------------------------------------------------------------------------------------------------------------------------


                    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                         PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO VERSUS THE
               PSE TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

[Line chart omitted -- plot points as follows:]

                                  PBHG Technology                             PSE Technology                 Lipper Science &
                            & Communications Portfolio                         Index(R)(4)               Technology Funds Average(5)
4/30/97                               $10,000                                    $10,000                            $10,000
5/31/97                                 9,990                                     11,210                             11,346
6/30/97                                10,320                                     11,288                             11,505
7/31/97                                11,550                                     13,031                             12,952
8/31/97                                11,490                                     13,014                             12,961
9/30/97                                12,290                                     13,456                             13,611
10/31/97                               10,790                                     12,074                             12,486
11/30/97                               10,550                                     12,108                             12,365
12/31/97                               10,410                                     11,640                             12,077
1/31/98                                10,040                                     12,116                             12,365
2/28/98                                11,150                                     13,602                             13,767
3/31/98                                11,590                                     13,870                             14,191
4/30/98                                11,860                                     14,412                             14,731
5/31/98                                10,840                                     13,272                             13,691
6/30/98                                11,690                                     13,881                             14,714
7/31/98                                11,082                                     13,846                             14,457
8/31/98                                 9,331                                     11,251                             11,564
9/30/98                                10,642                                     12,844                             13,087
10/31/98                               10,812                                     14,301                             14,015
11/30/98                               12,032                                     15,889                             15,862
12/31/98                               13,762                                     18,050                             18,435
1/31/99                                16,613                                     20,697                             21,305
2/28/99                                14,832                                     18,574                             19,462
3/31/99                                17,423                                     19,996                             21,673
4/30/99                                18,543                                     20,703                             22,353
5/31/99                                17,773                                     21,308                             22,067
6/30/99                                20,283                                     24,133                             24,687
7/31/99                                19,973                                     23,989                             24,440
8/31/99                                21,573                                     25,224                             25,676
9/30/99                                22,063                                     25,260                             26,498
10/31/99                               26,494                                     26,749                             29,360
11/30/99                               31,475                                     30,608                             34,380
12/31/99                               46,017                                     39,140                             43,003
1/31/2000                              47,367                                     38,294                             42,272
2/29/2000                              67,680                                     47,031                             53,892
3/31/2000                              57,469                                     46,801                             51,510
4/30/2000                              47,577                                     43,823                             45,272
5/31/2000                              39,836                                     40,067                             39,831
6/30/2000                              53,808                                     44,375                             46,686
7/31/2000                              49,107                                     41,393                             44,459
8/31/2000                              57,549                                     47,158                             51,408
9/30/2000                              53,118                                     41,860                             46,277
10/31/2000                             43,064                                     39,154                             41,080
11/30/2000                             26,376                                     32,731                             30,408
12/31/2000                             26,634                                     32,832                             29,775
1/31/2001                              28,570                                     37,003                             32,729
2/28/2001                              20,032                                     30,255                             23,673
3/31/2001                              14,946                                     26,708                             19,741
4/30/2001                              18,591                                     31,056                             23,657
5/31/2001                              17,656                                     29,939                             22,666
6/30/2001                              16,763                                     29,287                             22,396
7/31/2001                              15,441                                     27,763                             20,349
8/31/2001                              12,774                                     25,531                             17,692
9/30/2001                               9,272                                     20,881                             13,822
10/31/2001                             10,947                                     24,181                             16,030
11/30/2001                             12,973                                     27,452                             18,527
12/31/2001                             12,700                                     27,769                             18,714
1/31/2002                              12,623                                     27,631                             18,391
2/28/2002                              10,441                                     25,375                             15,818
3/31/2002                              11,493                                     27,689                             17,322
4/30/2002                               9,779                                     24,471                             15,193
5/31/2002                               8,922                                     23,491                             14,271
6/30/2002                               7,246                                     20,766                             12,383


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Securities of smaller companies involve more risk and price volatility than larger, more established companies. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's investment in technology companies involves the risk of volatility. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts.
2  The six month return has not been annualized.
3 The PBHG Technology & Communications Portfolio commenced operations on April 30, 1997.
4 PSE Technology Index(R) is a price-weighted index of the top 100 U.S. technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Science & Technology Funds Average represents the average performance of 403 mutual funds classified by Lipper, Inc. in the Science & Technology category. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.


SECTOR WEIGHTINGS - AT JUNE 30, 2002

[Pie chart omitted -- plot points as follows:]

Consumer Cyclical                                              6%
Industrial                                                     3%
Services                                                       7%
Technology                                                    84%

% of Total Portfolio Investments in Common Stock



TOP TEN HOLDINGS - JUNE 30, 2002

Microsoft                                         5.1%
Cisco Systems                                     5.0%
Emulex                                            4.4%
Brocade Communications Systems                    4.3%
eBay                                              4.2%
Marvel Technology Group                           4.0%
Novellus Systems                                  3.8%
Dell Computer                                     3.4%
Broadcom, Cl A                                    3.2%
Texas Instruments                                 3.0%
------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS
    IN COMMON STOCK                              40.4%
------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)


--------------------------------------------------------------------------------
                                                     Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%
CONSUMER CYCLICAL -- 14.9%
ENTERTAINMENT SOFTWARE -- 3.6%
Activision*                            50,500     $     1,467
Electronic Arts*                       34,500           2,279
                                                  ------------
                                                        3,746
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.2%
Ross Stores                            29,800           1,214
                                                  ------------
                                                        1,214
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 1.0%
Michaels Stores*                       26,900           1,049
                                                  ------------
                                                        1,049
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.2%
O'Reilly Automotive*                    9,000             248
                                                  ------------
                                                          248
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.8%
Copart*                                52,800             857
                                                  ------------
                                                          857
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.4%
CDW Computer Centers*                   8,200             384
                                                  ------------
                                                          384
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.7%
Dollar Tree Stores*                    20,100             792
                                                  ------------
                                                          792
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.3%
Williams-Sonoma*                       46,400           1,423
                                                  ------------
                                                        1,423
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 5.7%
Cheesecake Factory*                    52,900           1,877
Darden Restaurants                     39,300             971
Sonic*                                 39,100           1,228
Starbucks*                             79,200           1,968
                                                  ------------
                                                        6,044
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $14,504)                 15,757
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.1%
FOOD-RETAIL -- 1.4%
Whole Foods Market*                    29,900           1,442
                                                  ------------
                                                        1,442
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.7%
Performance Food Group*                21,600             731
                                                  ------------
                                                          731
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $2,027)               2,173
                                                  ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------
ENERGY -- 0.9%
OIL FIELD MACHINERY & EQUIPMENT -- 0.9%
FMC Technologies*                      44,300     $       920
                                                  ------------
                                                          920
                                                  ------------
TOTAL ENERGY (COST $955)                                  920
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 6.0%
COMMERCIAL BANKS-CENTRAL US -- 0.8%
Associated Bancorp                     22,770             859
                                                  ------------
                                                          859
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 1.3%
Commerce Bancorp                       20,100             888
North Fork Bancorp                     10,900             434
                                                  ------------
                                                        1,322
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.6%
Greater Bay Bancorp                    32,900           1,012
Silicon Valley Bancshares*             27,000             712
                                                  ------------
                                                        1,724
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.7%
Investors Financial Services           21,300             714
                                                  ------------
                                                          714
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.6%
Independence Community Bank            30,800             901
New York Community Bancorp             31,100             830
                                                  ------------
                                                        1,731
                                                  ------------
TOTAL FINANCIAL (COST $6,681)                           6,350
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.6%
DENTAL SUPPLIES & EQUIPMENT -- 0.5%
Patterson Dental*                      10,900             549
                                                  ------------
                                                          549
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.7%
Renal Care Group*                      24,200             754
                                                  ------------
                                                          754
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.8%
Noven Pharmacuticals*                  32,900             839
                                                  ------------
                                                          839
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.8%
Laboratory Corporation of
   America*                            42,600           1,945
                                                  ------------
                                                        1,945
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.7%
Varian Medical Systems*                69,000           2,798
                                                  ------------
                                                        2,798
--------------------------------------------------------------------------------
MEDICAL STERILIZING PRODUCTS -- 0.7%
Steris*                                41,300             789
                                                  ------------
                                                          789
--------------------------------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                    Market
Description                             Shares    Value (000)
--------------------------------------------------------------------------------

MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Enzon*                                 20,600     $       517
                                                  ------------
                                                          517
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.9%
Coventry Health Care*                  32,300             918
Mid Atlantic Medical Services*         35,000           1,097
                                                  ------------
                                                        2,015
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 5.4%
Community Health Systems*              63,500           1,702
LifePoint Hospitals*                   26,600             966
Province Healthcare*                   70,950           1,586
Triad Hospitals*                       33,600           1,424
                                                  ------------
                                                        5,678
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.6%
Accredo Health*                        25,500           1,177
AdvancePCS*                            61,300           1,468
Express Scripts, Cl A*                 22,800           1,142
                                                  ------------
                                                        3,787
                                                  ------------
TOTAL HEALTH CARE (COST $18,339)                       19,671
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 14.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 2.9%
Alliant Techsystems*                   37,500           2,392
Veridian*                              31,400             713
                                                  ------------
                                                        3,105
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Vishay Intertechnology*                31,400             691
                                                  ------------
                                                          691
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.4%
Itron*                                 17,700             464
                                                  ------------
                                                          464
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 3.1%
Integrated Defense Technologies*       38,400           1,130
L-3 Communications*                    39,200           2,117
                                                  ------------
                                                        3,247
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 1.7%
Jacobs Engineering Group*              52,300           1,819
                                                  ------------
                                                        1,819
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.9%
Stericycle*                            27,100             960
                                                  ------------
                                                          960
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.4%
Photon Dynamics*                       13,400             402
                                                  ------------
                                                          402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

LASERS-SYSTEMS/COMPONENTS -- 1.2%
Cymer*                                 34,500     $     1,209
                                                  ------------
                                                        1,209
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.7%
Waste Connections*                     56,600           1,768
                                                  ------------
                                                        1,768
--------------------------------------------------------------------------------
STEEL PIPE & TUBE -- 1.1%
Shaw Group*                            37,700           1,157
                                                  ------------
                                                        1,157
                                                  ------------
TOTAL INDUSTRIAL (COST $13,753)                        14,822
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 18.3%
COMPUTER SERVICES -- 5.9%
Affiliated Computer Services, Cl A*    30,700           1,458
BISYS Group*                           99,600           3,317
CACI International, Cl A*              38,900           1,485
                                                  ------------
                                                        6,260
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.8%
Corporate Executive Board*             55,100           1,887
                                                  ------------
                                                        1,887
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.9%
Cross Country*                         23,500             888
                                                  ------------
                                                          888
--------------------------------------------------------------------------------
SCHOOLS -- 9.7%
Apollo Group, Cl A*                    77,800           3,067
Career Education*                      67,100           3,020
Corinthian Colleges*                  100,600           3,409
Educational Management*                17,700             721
                                                  ------------
                                                       10,217
                                                  ------------
TOTAL SERVICES (COST $14,526)                          19,252
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.9%
APPLICATIONS SOFTWARE -- 0.6%
JD Edwards*                            52,900             643
                                                  ------------
                                                          643
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.9%
Brocade Communications Systems*        52,200             912
                                                  ------------
                                                          912
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.3%
ChoicePoint*                           52,800           2,401
                                                  ------------
                                                        2,401
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.7%
Websense*                              29,900             765
                                                  ------------
                                                          765
--------------------------------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO


--------------------------------------------------------------------------------
                                                    Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.3%
Broadcom, Cl A*                        44,800     $       786
Cree*                                  51,000             675
ESS Technology*                        24,100             423
Fairchild Semiconductor
   International, Cl A*                35,200             855
Intersil, Cl A*                        36,900             789
Microchip Technology*                 102,300           2,806
QLogic*                                 4,600             175
Semtech*                               49,200           1,314
Silicon Laboratories*                  34,100             954
                                                  ------------
                                                        8,777
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.6%
Adobe Systems                          21,000             599
                                                  ------------
                                                          599
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.0%
JDA Software Group*                    33,300             941
Retek*                                 50,100           1,217
                                                  ------------
                                                        2,158
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.3%
Plumtree Software*                     72,400             361
                                                  ------------
                                                          361
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.8%
Symantec*                              26,000             854
                                                  ------------
                                                          854
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.0%
Extreme Networks*                     103,000           1,039
                                                  ------------
                                                        1,039
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.2%
Emulex*                                37,400             842
Integrated Circuit Systems*            43,800             884
Marvell Technology Group*              29,100             579
                                                  ------------
                                                        2,305
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
Lam Research*                          27,600             496
Novellus Systems*                      17,100             581
Teradyne*                              48,800           1,147
                                                  ------------
                                                        2,224
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.1%
Advanced Fibre Communication*          70,800           1,171
                                                  ------------
                                                        1,171
                                                  ------------
TOTAL TECHNOLOGY (COST $26,192)                        24,209
                                                  ------------
TOTAL COMMON STOCK (COST $96,977)                     103,154
                                                  ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        Face        Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 1.9%
Morgan Stanley
   1.89%, dated 06/28/02, matures
   07/01/02, repurchase price $2,030,320
   (collateralized by U.S. Government
   Obligations: total market value
   $2,075,023) (A)                     $2,030    $      2,030
                                                  ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,030)               2,030
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (COST $99,007)              105,184
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Receivable for investment securities sold               1,441
Other assets and liabilities, net                      (1,153)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   288
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   11,252,103 outstanding shares of
   beneficial interest                                361,006
Accumulated net investment loss                          (610)
Accumulated net realized loss on investments         (261,101)
Net unrealized appreciation on investments              6,177
                                                  ------------
TOTAL NET ASSETS -- 100.0%                        $   105,472
                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $9.37
                                                        ======

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
CONSUMER CYCLICAL -- 23.3%
BROADCAST SERVICES/PROGRAMMING -- 0.3%
Clear Channel Communications*           3,900     $       125
                                                  ------------
                                                          125
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.5%
International Game Technology*          9,900             561
                                                  ------------
                                                          561
--------------------------------------------------------------------------------
CRUISE LINES -- 1.3%
Carnival                               17,300             479
                                                  ------------
                                                          479
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.7%
Electronic Arts*                        9,200             608
                                                  ------------
                                                          608
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 1.4%
Harley-Davidson                        10,400             533
                                                  ------------
                                                          533
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 3.1%
Bed Bath & Beyond*                     29,900           1,128
                                                  ------------
                                                        1,128
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 3.7%
Home Depot                             17,500             643
Lowe's                                 15,500             703
                                                  ------------
                                                        1,346
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 4.1%
Costco Wholesale*                      11,700             452
Wal-Mart Stores                        19,300           1,062
                                                  ------------
                                                        1,514
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 2.2%
Walgreen                               20,600             796
                                                  ------------
                                                          796
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPT STORE -- 2.2%
Kohl's*                                11,400             799
                                                  ------------
                                                          799
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                             15,400             383
                                                  ------------
                                                          383
--------------------------------------------------------------------------------
TOYS -- 0.8%
Mattel                                 13,900             293
                                                  ------------
                                                          293
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $8,215)                   8,565
                                                  ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 8.3%
BEVERAGES-NON-ALCOHOLIC -- 1.3%
PepsiCo                                10,000     $       482
                                                  ------------
                                                          482
--------------------------------------------------------------------------------
BREWERY -- 1.7%
Anheuser-Busch                         12,700             635
                                                  ------------
                                                          635
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 2.8%
Procter & Gamble                       11,700           1,045
                                                  ------------
                                                        1,045
--------------------------------------------------------------------------------
FOOD-RETAIL -- 1.6%
Kroger*                                29,600             589
                                                  ------------
                                                          589
--------------------------------------------------------------------------------
TOBACCO -- 0.9%
Philip Morris                           7,100             310
                                                  ------------
                                                          310
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $3,211)               3,061
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 11.7%
FINANCE-CONSUMER LOANS -- 1.4%
SLM                                     5,400             523
                                                  ------------
                                                          523
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 4.5%
Fannie Mae                              9,100             671
Freddie Mac                            15,900             973
                                                  ------------
                                                        1,644
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.9%
MGIC Investment                         4,800             326
                                                  ------------
                                                          326
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.5%
American International Group            8,400             573
                                                  ------------
                                                          573
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 3.4%
Bank of America                         5,300             373
Fifth Third Bancorp                    10,000             667
Wells Fargo                             4,200             210
                                                  ------------
                                                        1,250
                                                  ------------
TOTAL FINANCIAL (COST $4,306)                           4,316
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 32.5%
MEDICAL INSTRUMENTS -- 1.9%
Guidant*                                7,600             230
St Jude Medical*                        6,500             480
                                                  ------------
                                                          710
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 7.3%
Laboratory Corporation of
   America*                            26,100           1,191
Quest Diagnostics*                     17,200           1,480
                                                  ------------
                                                        2,671
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 4.4%
Baxter International                   10,300     $       458
Johnson & Johnson                      21,900           1,144
                                                  ------------
                                                        1,602
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.6%
Amgen*                                 13,700             574
                                                  ------------
                                                          574
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 6.2%
Forest Laboratories*                   15,000           1,062
Pfizer                                 19,000             665
Wyeth                                  10,900             558
                                                  ------------
                                                        2,285
--------------------------------------------------------------------------------
MEDICAL-HMO -- 5.3%
UnitedHealth Group                     10,800             989
Wellpoint Health Networks*             12,400             965
                                                  ------------
                                                        1,954
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.1%
HCA                                    16,300             774
Tenet Healthcare*                       5,200             372
                                                  ------------
                                                        1,146
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 2.7%
AmerisourceBergen                       7,900             601
Cardinal Health                         6,500             399
                                                  ------------
                                                        1,000
                                                  ------------
TOTAL HEALTH CARE (COST $10,784)                       11,942
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.1%
AEROSPACE/DEFENSE -- 5.1%
General Dynamics                        8,500             904
Lockheed Martin                        11,000             764
Northrop Grumman                        1,600             200
                                                  ------------
                                                        1,868
                                                  ------------
TOTAL INDUSTRIAL (COST $1,620)                          1,868
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 6.2%
COMMERCIAL SERVICES-FINANCE -- 4.0%
Concord EFS*                           37,100           1,119
Moody's                                 7,300             363
                                                  ------------
                                                        1,482
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.5%
DST Systems*                           12,300             562
                                                  ------------
                                                          562
--------------------------------------------------------------------------------
SCHOOLS -- 0.7%
Apollo Group, Cl A*                     6,400             252
                                                  ------------
                                                          252
                                                  ------------
TOTAL SERVICES (COST $1,842)                            2,296
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.0%
APPLICATIONS SOFTWARE -- 1.5%
Microsoft*                             10,403             569
                                                  ------------
                                                          569
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
Brocade Communications Systems*         9,800     $       171
                                                  ------------
                                                          171
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
First Data                             19,700             733
                                                  ------------
                                                          733
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.5%
Intel                                  11,900             217
Texas Instruments                      29,800             706
                                                  ------------
                                                          923
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.5%
Applied Materials*                     14,200             270
KLA-Tencor*                             6,200             273
                                                  ------------
                                                          543
                                                  ------------
TOTAL TECHNOLOGY (COST $3,750)                          2,939
                                                  ------------
TOTAL COMMON STOCK (COST $33,728)                      34,987
                                                  ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 1.8%
INDEX FUND-LARGE CAP -- 1.8%
S&P 500 Depositary Receipts             3,800             376
Technology Select Sector S&P Depositary
   Receipts*                           18,200             288
                                                  ------------
                                                          664
                                                  ------------
TOTAL INVESTMENT COMPANIES (COST $850)                    664
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
Morgan Stanley
   1.55%, dated 06/28/02, matures
   07/01/02, repurchase price $876,113
   (collateralized by U.S. Government
   Obligations: total market value
   $893,580) (A)                         $876             876
                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $876)                    876
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.3% (COST $35,454)              36,527
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%
Receivable for investment securities sold                 592
Other assets and liabilities, net                        (320)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   272
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 2,503,781 outstanding
   shares of beneficial interest                       65,943
Accumulated net investment loss                          (116)
Accumulated net realized loss on investments          (30,101)
Net unrealized appreciation on investments              1,073
                                                  ------------
TOTAL NET ASSETS -- 100.0%                        $    36,799
                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $14.70
                                                       =======
* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        Market
Description                            Shares           Value
--------------------------------------------------------------------------------

COMMON STOCK -- 89.7%
BASIC MATERIALS -- 1.3%
CHEMICALS-SPECIALTY -- 0.5%
International Flavors & Fragrances      1,700     $    55,233
                                                  ------------
                                                       55,233
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 0.3%
Inco*                                   1,200          27,168
                                                  ------------
                                                       27,168
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.5%
United States Steel                     2,400          47,736
                                                  ------------
                                                       47,736
                                                  ------------
TOTAL BASIC MATERIALS (COST $121,746)                 130,137
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 20.1%
ATHLETIC FOOTWEAR -- 0.6%
Reebok International*                   2,000          59,000
                                                  ------------
                                                       59,000
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
Delphi                                  2,900          38,280
                                                  ------------
                                                       38,280
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.0%
Lennar                                  1,700         104,040
                                                  ------------
                                                      104,040
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.2%
Harrah's Entertainment*                   600          26,610
Park Place Entertainment*               9,000          92,250
                                                  ------------
                                                      118,860
--------------------------------------------------------------------------------
CRUISE LINES -- 1.1%
Royal Caribbean Cruises                 6,000         117,000
                                                  ------------
                                                      117,000
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.0%
Metro-Goldwyn-Mayer*                    9,100         106,470
                                                  ------------
                                                      106,470
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.9%
Scripps (E.W.), Cl A                    1,200          92,400
                                                  ------------
                                                       92,400
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.7%
Scholastic*                             2,000          75,800
                                                  ------------
                                                       75,800
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 1.1%
Readers Digest, Cl A                    5,950         111,444
                                                  ------------
                                                      111,444
--------------------------------------------------------------------------------
RADIO -- 0.9%
Hispanic Broadcasting*                  3,600          93,960
                                                  ------------
                                                       93,960

--------------------------------------------------------------------------------
                                                        Market
Description                            Shares           Value
--------------------------------------------------------------------------------

RETAIL-HOME FURNISHINGS -- 0.7%
Pier 1 Imports                          3,200     $    67,200
                                                  ------------
                                                       67,200
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.8%
Abercrombie & Fitch*                    7,900         190,548
                                                  ------------
                                                      190,548
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.6%
BJ's Wholesale Club*                    1,700          65,450
                                                  ------------
                                                       65,450
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.6%
CVS                                     5,400         165,240
                                                  ------------
                                                      165,240
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 2.1%
JC Penney                               9,800         215,796
                                                  ------------
                                                      215,796
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.3%
Office Depot*                           2,100          35,280
                                                  ------------
                                                       35,280
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.5%
Dillards, Cl A                          1,800          47,322
                                                  ------------
                                                       47,322
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.7%
Brinker International*                  2,400          76,200
                                                  ------------
                                                       76,200
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 1.6%
Toys R US*                              9,700         169,459
                                                  ------------
                                                      169,459
--------------------------------------------------------------------------------
THEATERS -- 0.1%
Regal Entertainment Group, Cl A*          200           4,664
                                                  ------------
                                                        4,664
--------------------------------------------------------------------------------
TOYS -- 1.2%
Mattel                                  6,000         126,480
                                                  ------------
                                                      126,480
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $2,204,856)           2,080,893
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.8%
BEVERAGES-NON-ALCOHOLIC -- 1.3%
Panamerican Beverage, Cl A              5,000          71,250
PepsiAmericas                           4,200          62,748
                                                  ------------
                                                      133,998
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.3%
Dial                                    3,600          72,072
Tupperware                              2,800          58,212
                                                  ------------
                                                      130,284
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.5%
Supervalu                               2,200          53,966
                                                  ------------
                                                       53,966
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                        Market
Description                             Shares          Value
--------------------------------------------------------------------------------

TOBACCO -- 0.7%
Loews (Carolina Group)                  2,800     $    75,740
                                                  ------------
                                                       75,740
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $392,286)           393,988
                                                  ------------
--------------------------------------------------------------------------------
ENERGY -- 6.4%
OIL & GAS DRILLING -- 1.0%
Ensco International                     2,200          59,972
Nabors Industries*                      1,200          42,360
                                                  ------------
                                                      102,332
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.9%
Anadarko Petroleum                      1,200          59,160
Apache                                  1,110          63,803
Burlington Resources                    1,500          57,000
Devon Energy                            3,100         152,768
EOG Resources                           1,100          43,670
Spinnaker Exploration*                    900          32,418
                                                  ------------
                                                      408,819
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
FMC Technologies*                         943          19,576
                                                  ------------
                                                       19,576
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.0%
Valero Energy                           2,700         101,034
                                                  ------------
                                                      101,034
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.3%
Tidewater                               1,100          36,212
                                                  ------------
                                                       36,212
                                                  ------------
TOTAL ENERGY (COST $674,831)                          667,973
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 18.8%
COMMERCIAL BANKS-CENTRAL US -- 0.6%
Associated Banc-Corp                    1,580          59,582
                                                  ------------
                                                       59,582
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.5%
Zions Bancorporation                    1,000          52,100
                                                  ------------
                                                       52,100
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 1.3%
Mellon Financial                        1,600          50,288
Wilmington Trust                        2,800          85,400
                                                  ------------
                                                      135,688
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.7%
Countrywide Credit                      3,700         178,525
                                                  ------------
                                                      178,525
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.8%
MGIC Investment                           800          54,240
Radian Group                              500          24,425
                                                  ------------
                                                       78,665
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        Market
Description                             Shares          Value
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.9%
AON                                     4,800     $   141,504
Willis Group*                           1,600          52,656
                                                  ------------
                                                      194,160
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.9%
Federated Investors                     2,500          86,425
Franklin Resources                      2,700         115,128
                                                  ------------
                                                      201,553
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.8%
Principal Financial Group*              2,500          77,500
Protective Life                         3,400         112,540
                                                  ------------
                                                      190,040
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.9%
Allmerica Financial                     2,400         110,880
HCC Insurance Holdings                  1,200          31,620
Prudential Financial*                   4,600         153,456
                                                  ------------
                                                      295,956
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.5%
ACE                                     3,100          97,960
Fidelity National Financial             1,900          60,040
                                                  ------------
                                                      158,000
--------------------------------------------------------------------------------
REINSURANCE -- 0.8%
Odyssey Re Holdings                     5,000          86,950
                                                  ------------
                                                       86,950
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.3%
Archstone-Smith Trust                     997          26,620
                                                  ------------
                                                       26,620
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.0%
Boston Properties                       1,300          51,935
Equity Office Properties Trust          1,548          46,595
                                                  ------------
                                                       98,530
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.7%
Charter One Financial                   2,141          73,607
                                                  ------------
                                                       73,607
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.6%
Astoria Financial                       1,900          60,895
                                                  ------------
                                                       60,895
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.5%
Golden State Bancorp                    1,500          54,375
                                                  ------------
                                                       54,375
                                                  ------------
TOTAL FINANCIAL (COST $1,877,064)                   1,945,246
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.3%
DISPOSABLE MEDICAL PRODUCTS -- 0.5%
CR Bard                                   900          50,922
                                                  ------------
                                                       50,922
--------------------------------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares         Value
--------------------------------------------------------------------------------

MEDICAL INSTRUMENTS -- 0.6%
Beckman Coulter                         1,200     $    59,880
                                                  ------------
                                                       59,880
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Charles River Laboratories
   International*                       1,800          63,090
Enzon*                                  1,400          35,168
Millennium Pharmaceuticals*             3,900          47,385
                                                  ------------
                                                      145,643
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.1%
Shire Pharmaceuticals ADR*              3,500          90,335
Teva Pharmaceutical Industries ADR      1,900         126,882
                                                  ------------
                                                      217,217
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.6%
Mylan Labratories                       2,000          62,700
                                                  ------------
                                                       62,700
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.7%
Aetna                                   6,100         292,617
Anthem*                                 1,100          74,228
Wellpoint Health Networks*                200          15,562
                                                  ------------
                                                      382,407
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.2%
Community Health Systems*               4,500         120,600
                                                  ------------
                                                      120,600
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 2.3%
Lincare Holdings*                       7,400         239,020
                                                  ------------
                                                      239,020
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.6%
Omnicare                                2,600          68,276
                                                  ------------
                                                       68,276
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.3%
Healthsouth*                            2,800          35,812
                                                  ------------
                                                       35,812
                                                  ------------
TOTAL HEALTH CARE (COST $1,278,786)                 1,382,477
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.1%
AEROSPACE/DEFENSE -- 1.9%
Raytheon                                1,300          52,975
Titan*                                  8,000         146,320
                                                  ------------
                                                      199,295
--------------------------------------------------------------------------------
CAPACITORS -- 0.1%
Kemet*                                    900          16,074
                                                  ------------
                                                       16,074
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
Eaton                                     200          14,550
Textron                                 1,600          75,040
                                                  ------------
                                                       89,590
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Vishay Intertechnology*                 3,500          77,000
                                                  ------------
                                                       77,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Market
Description                            Shares          Value
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.5%
Avnet                                   2,274     $    50,005
                                                  ------------
                                                       50,005
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.8%
Pall                                    3,900          80,925
                                                  ------------
                                                       80,925
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.1%
PerkinElmer                             2,700          29,835
Waters*                                 3,200          85,440
                                                  ------------
                                                      115,275
--------------------------------------------------------------------------------
MACHINERY-FARM -- 1.3%
AGCO*                                   6,700         130,650
                                                  ------------
                                                      130,650
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Republic Services*                      4,300          82,001
                                                  ------------
                                                       82,001
                                                  ------------
TOTAL INDUSTRIAL (COST $875,998)                      840,815
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 6.7%
COMMERCIAL SERVICES -- 0.2%
Iron Mountain*                            750          23,138
                                                  ------------
                                                       23,138
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.6%
Equifax                                 2,300          62,100
                                                  ------------
                                                       62,100
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.6%
Ceridian*                               4,400          83,512
DST Systems*                            4,400         201,124
Factset Research Systems                1,600          47,632
Sungard Data Systems*                   1,400          37,072
                                                  ------------
                                                      369,340
--------------------------------------------------------------------------------
DIRECT MARKETING -- 1.2%
Catalina Marketing*                     3,000          84,660
Harte-Hanks                             1,800          36,990
                                                  ------------
                                                      121,650
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.1%
Hewitt Associates, Cl A*                5,000         116,500
                                                  ------------
                                                      116,500
                                                  ------------
TOTAL SERVICES (COST $685,010)                        692,728
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.9%
APPLICATIONS SOFTWARE -- 4.3%
Citrix Systems*                         8,400          50,736
Intuit*                                 6,100         303,292
Parametric Technology*                 13,700          46,991
Rational Software*                      6,000          49,260
                                                  ------------
                                                      450,279
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
Henry (Jack) & Associates               2,000          33,380
                                                  ------------
                                                       33,380
--------------------------------------------------------------------------------

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                             Shares         Value
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
LSI Logic*                              3,000     $    26,250
                                                  ------------
                                                       26,250
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.8%
Retek*                                  3,200          77,760
                                                  ------------
                                                       77,760
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
Avocent*                                5,900          93,928
                                                  ------------
                                                       93,928
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATION -- 0.4%
Hughes Electronics*                     4,000          41,600
                                                  ------------
                                                       41,600
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
Atmel*                                  6,300          39,438
                                                  ------------
                                                       39,438
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Lam Research*                           2,900          52,142
                                                  ------------
                                                       52,142
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.7%
Comverse Technology*                    7,800          72,228
                                                  ------------
                                                       72,228
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.2%
Amdocs*                                 3,200          24,160
                                                  ------------
                                                       24,160
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.1%
RF Micro Devices*                       1,500          11,430
                                                  ------------
                                                       11,430
                                                  ------------
TOTAL TECHNOLOGY (COST $1,208,724)                    922,595
                                                  ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.3%
ELECTRIC-INTEGRATED -- 2.3%
Allete                                  2,400          65,040
Edison International*                   2,100          35,700
Public Service Enterprise Group         1,900          82,270
TECO Energy                             2,200          54,450
                                                  ------------
                                                      237,460
                                                  ------------
TOTAL UTILITIES (COST $228,280)                       237,460
                                                  ------------
TOTAL COMMON STOCK (COST $9,547,581)                9,294,312
                                                  ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                            Amount         Value
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 0.8%
INDEX FUND-MID CAP -- 0.8%
S&P MidCap 400 Depositary Receipts      1,000     $    89,550
                                                  ------------
                                                       89,550
                                                  ------------
TOTAL INVESTMENT COMPANIES (COST $93,376)              89,550
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.9%
Morgan Stanley
   1.55%, dated 06/28/02, matures
   07/01/02, repurchase price $1,233,248
   (collateralized by U.S. Government
   Obligations: total market value
   $1,257,752) (A)                 $1,233,089       1,233,089
                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $1,233,089)        1,233,089
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.4% (COST $10,874,046)      10,616,951
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.4)%
Payable for investment securities purchased          (231,392)
Other assets and liabilities,net                      (20,133)
                                                  ------------
TOTAL ASSETS AND LIABILITIES, NET                    (251,525)
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 857,217 outstanding
   shares of beneficial interest                   10,925,191
Accumulated net investment loss                        (6,199)
Accumulated net realized loss on investments         (296,471)
Net unrealized depreciation on investments           (257,095)
                                                  ------------
TOTAL NET ASSETS -- 100.0%                        $10,365,426
                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $12.09
                                                       ======

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 92.1%
CONSUMER CYCLICAL -- 15.8%
RETAIL-BEDDING -- 5.7%
Bed Bath & Beyond*                    314,900     $    11,884
                                                  ------------
                                                       11,884
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 4.0%
Home Depot                            224,300           8,239
                                                  ------------
                                                        8,239
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 6.1%
Wal-Mart Stores                       230,500          12,680
                                                  ------------
                                                       12,680
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $34,050)                 32,803
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.7%
COSMETICS & TOILETRIES -- 4.7%
Procter & Gamble                      110,500           9,868
                                                  ------------
                                                        9,868
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $10,150)              9,868
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 11.7%
FINANCE-MORTGAGE LOAN/BANKER -- 7.6%
Freddie Mac                           258,000          15,790
                                                  ------------
                                                       15,790
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 4.1%
American International Group          125,700           8,576
                                                  ------------
                                                        8,576
                                                  ------------
TOTAL FINANCIAL (COST $25,628)                         24,366
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 37.6%
MEDICAL LABS & TESTING SERVICES -- 12.1%
Laboratory Corporation of
   America*                           323,700          14,777
Quest Diagnostics*                    120,500          10,369
                                                  ------------
                                                       25,146
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.8%
Johnson & Johnson                     191,300           9,997
                                                  ------------
                                                        9,997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Market
Description                           Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.0%
Amgen*                                151,200     $     6,332
                                                  ------------
                                                        6,332
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.3%
Forest Laboratories*                  104,100           7,370
Pfizer                                282,100           9,874
                                                  ------------
                                                       17,244
--------------------------------------------------------------------------------
MEDICAL-HMO -- 6.4%
UnitedHealth Group                    144,600          13,238
                                                  ------------
                                                       13,238
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.0%
HCA                                   129,200           6,137
                                                  ------------
                                                        6,137
                                                  ------------
TOTAL HEALTH CARE (COST $76,880)                       78,094
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.3%
AEROSPACE/DEFENSE -- 6.3%
Lockheed Martin                       189,700          13,184
                                                  ------------
                                                       13,184
                                                  ------------
TOTAL INDUSTRIAL (COST $11,636)                        13,184
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 7.3%
COMMERCIAL SERVICES-FINANCE -- 7.3%
Concord EFS*                          502,600          15,148
                                                  ------------
                                                       15,148
                                                  ------------
TOTAL SERVICES (COST $11,836)                          15,148
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.7%
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.8%
Texas Instruments                     419,300           9,938
                                                  ------------
                                                        9,938
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.9%
Applied Materials*                    430,200           8,182
                                                  ------------
                                                        8,182
                                                  ------------
TOTAL TECHNOLOGY (COST $21,299)                        18,120
                                                  ------------
TOTAL COMMON STOCK (COST $191,479)                    191,583
                                                  ------------
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 4.7%
INDEX FUND-LARGE CAP -- 4.7%
S&P 500 Depositary Receipts            47,400     $     4,691
Technology Select Sector
   S&P Depositary Receipts*           315,200           4,986
                                                  ------------
                                                        9,677
                                                  ------------
TOTAL INVESTMENT COMPANIES (COST $10,837)               9,677
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.2%
Deutsche Bank
   1.90%, dated 06/28/02, matures
   07/01/02, repurchase price $10,646,685
   (collateralized by U.S. Government
   Obligations: total market value
   $10,857,599) (A)                   $10,645          10,645
Morgan Stanley
   1.90%, dated 06/28/02, matures
   07/01/02, repurchase price $10,649,686
   (collateralized by U.S. Government
   Obligations: total market value
   $10,919,765) (A)                    10,648          10,648
                                                  ------------
TOTAL REPURCHASE AGREEMENTS (COST $21,293)             21,293
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 107.0% (COST $223,609)           222,553
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (7.0%)
Receivable for investment securities sold               5,438
Payable for investment securities purchased           (19,599)
Other assets and liabilities, net                        (457)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (14,618)
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)
   based on 27,198,422 outstanding
   shares of beneficial interest                      448,041
Accumulated net investment loss                          (617)
Accumulated net realized loss on investments         (238,433)
Net unrealized depreciation on investments             (1,056)
                                                  ------------
TOTAL NET ASSETS -- 100.0%                        $   207,935
                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $7.65
                                                        ======
* Non-income producing security.
(A)-- Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.1%
CONSUMER CYCLICAL -- 15.3%
MULTIMEDIA -- 6.4%
Gannett                               100,000     $     7,590
Walt Disney                           311,300           5,884
                                                  ------------
                                                       13,474
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 3.4%
Home Depot                            190,500           6,997
                                                  ------------
                                                        6,997
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 5.5%
JC Penney                             520,000          11,450
                                                  ------------
                                                       11,450
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $33,651)                 31,921
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 10.0%
FOOD-MISCELLANEOUS/DIVERSIFIED -- 6.3%
Conagra Foods                         250,000           6,912
Sara Lee                              300,000           6,192
                                                  ------------
                                                       13,104
--------------------------------------------------------------------------------
FOOD-RETAIL -- 3.7%
Kroger*                               391,500           7,791
                                                  ------------
                                                        7,791
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $20,226)             20,895
                                                  ------------
--------------------------------------------------------------------------------
ENERGY -- 7.0%
OIL COMPANIES-INTEGRATED -- 7.0%
Exxon Mobil                           150,000           6,138
Royal Dutch Petroleum                 154,200           8,523
                                                  ------------
                                                       14,661
                                                  ------------
TOTAL ENERGY (COST $13,652)                            14,661
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 18.7%
FIDUCIARY BANKS -- 2.4%
Mellon Financial                      162,000           5,092
                                                  ------------
                                                        5,092
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 3.1%
SLM                                    67,000           6,492
                                                  ------------
                                                        6,492
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 5.0%
Freddie Mac                           170,000          10,404
                                                  ------------
                                                       10,404
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 4.1%
Prudential Financial*                 257,900           8,603
                                                  ------------
                                                        8,603
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.1%
PNC Financial Services Group          164,400     $     8,595
                                                  ------------
                                                        8,595
                                                  ------------
TOTAL FINANCIAL (COST $40,621)                         39,186
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 20.1%
MEDICAL-DRUGS -- 15.9%
Abbott Laboratories                   177,000           6,664
Bristol-Myers Squibb                  389,000           9,997
Merck                                 192,900           9,769
Schering-Plough                       279,100           6,866
                                                  ------------
                                                       33,296
--------------------------------------------------------------------------------
MEDICAL-HMO -- 4.2%
Aetna                                 182,900           8,774
                                                  ------------
                                                        8,774
                                                  ------------
TOTAL HEALTH CARE (COST $50,680)                       42,070
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.7%
AEROSPACE/DEFENSE -- 6.7%
General Dynamics                       75,000           7,976
Raytheon                              150,000           6,113
                                                  ------------
                                                       14,089
                                                  ------------
TOTAL INDUSTRIAL (COST $14,103)                        14,089
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 9.7%
COMPUTER SERVICES -- 3.0%
Electronic Data Systems               168,900           6,275
                                                  ------------
                                                        6,275
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 6.7%
SBC Communications                    231,400           7,058
Verizon Communications                175,000           7,026
                                                  ------------
                                                       14,084
                                                  ------------
TOTAL SERVICES (COST $24,196)                          20,359
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.6%
APPLICATIONS SOFTWARE -- 3.9%
Microsoft*                            147,300           8,057
                                                  ------------
                                                        8,057
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 3.3%
Lexmark International*                127,500           6,936
                                                  ------------
                                                        6,936
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 4.4%
First Data                            250,000           9,300
                                                  ------------
                                                        9,300
                                                  ------------
TOTAL TECHNOLOGY (COST $26,758)                        24,293
                                                  ------------
TOTAL COMMON STOCK (COST $223,887)                    207,474
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.1% (COST $223,887)            207,474
--------------------------------------------------------------------------------


                                       28
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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                     Market
Description                                         Value (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.9%
Receivable for investment securities sold         $     3,010
Other assets and liabilities, net                      (1,134)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 1,876
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 14,850,911 outstanding
   shares of beneficial interest                      260,088
Undistributed net investment income                     2,698
Accumulated net realized loss on investments          (37,023)
Net unrealized depreciation on investments            (16,413)
                                                  ------------
TOTAL NET ASSETS -- 100.0%                         $   209,350
                                                  ===========

 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $14.10
                                                       ======
* Non-income producing security.


The accompanying notes are an integral part of the financial statements.

                                       29

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        Market
Description                            Shares           Value
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
BASIC MATERIALS -- 1.6%
CHEMICALS-SPECIALTY -- 1.6%
Cabot Microelectronics*                 2,200     $    94,952
                                                  ------------
                                                       94,952
                                                  ------------
TOTAL BASIC MATERIALS (COST $126,547)                  94,952
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 23.8%
APPAREL MANUFACTURERS -- 0.9%
Coach*                                  1,000          54,900
                                                  ------------
                                                       54,900
--------------------------------------------------------------------------------
ATHLETIC EQUIPMENT -- 0.8%
Nautilus Group*                         1,600          48,960
                                                  ------------
                                                       48,960
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 1.2%
K-Swiss, Cl A                           2,800          72,744
                                                  ------------
                                                       72,744
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.0%
Harman International                    1,200          59,100
                                                  ------------
                                                       59,100
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.7%
Yankee Candle*                          1,500          40,635
                                                  ------------
                                                       40,635
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 1.5%
Tractor Supply*                         1,300          92,287
                                                  ------------
                                                       92,287
--------------------------------------------------------------------------------
RETAIL-MISCELLANEOUS/DIVERSIFIED -- 1.2%
Pricesmart*                             2,000          77,100
                                                  ------------
                                                       77,100
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 1.0%
Petco Animal Supplies*                  2,500          62,275
                                                  ------------
                                                       62,275
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 0.7%
Galyan's Trading*                       2,000          45,660
                                                  ------------
                                                       45,660
--------------------------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 1.4%
Movie Gallery*                          4,000          84,480
                                                  ------------
                                                       84,480
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.8%
Too*                                    2,900          89,320
Urban Outfitters*                       2,300          79,856
                                                  ------------
                                                      169,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Market
Description                            Shares        Value
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.4%
United Auto Group*                      1,300     $    27,170
                                                  ------------
                                                       27,170
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 2.1%
Insight Enterprises*                    5,100         128,469
                                                  ------------
                                                      128,469
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 8.1%
Krispy Kreme Doughnuts*                 4,100         131,979
Landry's Restaurants                    2,500          63,775
Panera Bread, Cl A*                     3,400         117,198
PF Chang's China Bistro*                5,800         182,236
                                                  ------------
                                                      495,188
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $1,263,949)           1,458,144
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.5%
COFFEE -- 1.2%
Peets Coffee & Tea*                     4,000          73,640
                                                  ------------
                                                       73,640
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.3%
Chattem*                                  600          18,900
                                                  ------------
                                                       18,900
--------------------------------------------------------------------------------
FOOD-RETAIL -- 3.0%
Whole Foods Market*                     3,800         183,236
                                                  ------------
                                                      183,236
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $219,700)           275,776
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 1.2%
FINANCE-MORTGAGE LOAN/BANKER -- 1.2%
New Century Financial                   2,000          69,940
                                                  ------------
                                                       69,940
                                                  ------------
TOTAL FINANCIAL (COST $63,900)                         69,940
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 14.7%
DRUG DELIVERY SYSTEMS -- 1.4%
Noven Pharmaceuticals*                  3,300          84,150
                                                  ------------
                                                       84,150
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.3%
PracticeWorks*                          1,200          22,140
                                                  ------------
                                                       22,140
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.1%
SurModics*                              2,600          67,574
                                                  ------------
                                                       67,574
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.8%
LabOne*                                 1,900          49,381
                                                  ------------
                                                       49,381
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.7%
Zoll Medical*                           3,200         104,096
                                                  ------------
                                                      104,096
--------------------------------------------------------------------------------


                                       30
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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                     Market
Description                             Shares       Value
--------------------------------------------------------------------------------

MEDICAL-BIOMEDICAL/GENETIC -- 2.5%
Enzon*                                  1,100     $    27,632
Integra LifeSciences*                   2,900          63,075
Myriad Genetics*                        3,100          63,054
                                                  ------------
                                                      153,761
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.2%
First Horizon Pharmaceutical*           3,700          76,553
                                                  ------------
                                                       76,553
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.9%
Sierra Health Services*                 2,500          55,875
                                                  ------------
                                                       55,875
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 1.0%
United Surgical Partners International* 1,900          58,862
                                                  ------------
                                                       58,862
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
Odyssey HealthCare*                     1,300          47,125
                                                  ------------
                                                       47,125
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 2.1%
American Healthways*                    3,900          69,420
Pediatrix Medical Group*                2,400          60,000
                                                  ------------
                                                      129,420
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.9%
Sangstat Medical*                       2,300          52,854
                                                  ------------
                                                       52,854
                                                  ------------
TOTAL HEALTH CARE (COST $1,100,787)                   901,791
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.7%
AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
DRS Technologies*                       1,400          59,850
                                                  ------------
                                                       59,850
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
Planar Systems*                         1,600          30,800
                                                  ------------
                                                       30,800
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.1%
Itron*                                  2,700          70,821
                                                  ------------
                                                       70,821
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
Engineered Support System                 200          10,460
                                                  ------------
                                                       10,460
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.3%
Stericycle*                             2,200          77,902
                                                  ------------
                                                       77,902
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.0%
Photon Dynamics*                        2,000          60,000
                                                  ------------
                                                       60,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                             Shares         Value
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.0%
FEI*                                    2,600     $    63,726
                                                  ------------
                                                       63,726
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.5%
Cymer*                                  2,600          91,104
                                                  ------------
                                                       91,104
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 1.0%
Asyst Technologies*                     2,900          59,015
                                                  ------------
                                                       59,015
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.1%
Waste Connections*                      2,200          68,728
                                                  ------------
                                                       68,728
                                                  ------------
TOTAL INDUSTRIAL (COST $600,571)                      592,406
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 16.7%
BUILDING-MAINTENANCE & SERVICE -- 1.0%
Healthcare Services Group*              4,000          61,800
                                                  ------------
                                                       61,800
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.1%
Hovnanian Enterprises*                  1,800          64,584
                                                  ------------
                                                       64,584
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.9%
CACI International, Cl A*               1,500          57,285
Manhattan Associates*                   3,700         118,992
                                                  ------------
                                                      176,277
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 6.2%
Advisory Board*                         2,000          72,480
Corporate Executive Board*              4,600         157,550
Forrester Research*                     4,100          79,536
FTI Consulting*                         2,000          70,020
                                                  ------------
                                                      379,586
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.7%
United Rentals*                         4,700         102,460
                                                  ------------
                                                      102,460
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.5%
Albany Molecular Research*              4,500          95,130
                                                  ------------
                                                       95,130
--------------------------------------------------------------------------------
SCHOOLS -- 2.3%
Career Education*                       3,200         144,000
                                                  ------------
                                                      144,000
                                                  ------------
TOTAL SERVICES (COST $997,895)                      1,023,837
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 26.9%
APPLICATIONS SOFTWARE -- 2.8%
Mercury Interactive*                    2,800          64,288
Pinnacle Systems*                       3,400          34,340
Roxio*                                    600           4,320
ScanSoft*                               9,000          66,600
                                                  ------------
                                                      169,548
--------------------------------------------------------------------------------


                                       31
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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------
                                                       Market
Description                            Shares           Value
--------------------------------------------------------------------------------

COMPUTER AIDED DESIGN -- 0.5%
Aspen Technology*                       3,400     $    28,356
                                                  ------------
                                                       28,356
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
NetScreen Technologies*                 2,800          25,704
                                                  ------------
                                                       25,704
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.3%
Sandisk*                                5,500          68,200
Virage Logic*                           1,000          13,020
                                                  ------------
                                                       81,220
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.3%
Documentum*                             6,600          79,200
                                                  ------------
                                                       79,200
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.6%
Precise Software Solutions*             3,500          33,425
                                                  ------------
                                                       33,425
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.7%
ESS Technology*                         3,400          59,636
Intersil, Cl A*                         3,224          68,929
Silicon Laboratories*                   3,500          97,965
                                                  ------------
                                                      226,530
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.3%
Hyperion Solutions*                     1,600          29,180
JDA Software Group*                     3,000          84,780
Retek*                                  3,700          89,910
                                                  ------------
                                                      203,870
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.7%
Alloy*                                  3,100          44,764
                                                  ------------
                                                       44,764
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.4%
Extreme Networks*                       8,300          83,747
                                                  ------------
                                                       83,747
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 5.3%
Emulex*                                 4,700         105,797
Exar*                                   3,800          74,936
Marvell Technology Group*               3,100          61,659
O2Micro International*                  3,200          33,120
Power Integrations*                     2,800          50,736
                                                  ------------
                                                      326,248
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.9%
Dupont Photomasks*                      1,300          43,108
Kulicke & Soffa Industries*             1,900          23,541
LTX*                                    3,500          49,980
Ultratech Stepper*                      3,800          61,522
                                                  ------------
                                                      178,151

--------------------------------------------------------------------------------
                                     Shares/Face      Market
Description                            Amount          Value
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.8%
Tollgrade Communications*               3,400     $    49,878
                                                  ------------
                                                       49,878
                                                  ------------
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.3%
Overture Services*                      3,300          80,520
                                                  ------------
                                                       80,520
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.6%
RF Micro Devices*                       4,700          35,814
                                                  ------------
                                                       35,814
                                                  ------------
TOTAL TECHNOLOGY (COST $2,173,043)                  1,646,975
                                                  ------------
TOTAL COMMON STOCK (COST $6,546,392)                6,063,821
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
Morgan Stanley
   1.55%, dated 06/28/02, matures
   07/01/02, repurchase price $98,350
   (collaterized by U.S. Government
   Obligations: total market value
   $100,304) (A)                      $98,337          98,337
                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $98,337)              98,337
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7% (COST $6,644,729)        6,162,158
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7%)
Receivable for investment securities sold             163,613
Payable for investment securities purchased          (186,789)
Other assets and liabilities, net                     (21,439)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (44,615)
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 955,895 outstanding
   shares of beneficial interest                    8,694,507
Accumulated net investment loss                       (43,548)
Accumulated net realized loss on investments       (2,050,845)
Net unrealized depreciation on investments           (482,571)
                                                  ------------
TOTAL NET ASSETS -- 100.0%                          $6,117,543
                                                  ============

 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $6.40
                                                        ======


* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                       32
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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.6%
BASIC MATERIALS -- 4.2%
AGRICULTURAL CHEMICALS -- 0.4%
IMC Global                            119,500     $     1,494
                                                  ------------
                                                        1,494
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.7%
Cabot Microelectronics*                57,300           2,473
                                                  ------------
                                                        2,473
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.8%
Glatfelter                            154,700           2,908
                                                  ------------
                                                        2,908
                                                  ------------
--------------------------------------------------------------------------------
PRECIOUS METALS -- 1.3%
Stillwater Mining*                    316,700           5,156
                                                  ------------
                                                        5,156
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.6%
Carpenter Technology                   83,700           2,411
                                                  ------------
                                                        2,411
--------------------------------------------------------------------------------
CHEMICALS-FIBERS -- 0.4%
Wellman                                94,600           1,585
                                                  ------------
                                                        1,585
                                                  ------------
TOTAL BASIC MATERIALS (COST $16,114)                   16,027
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 21.7%
AUDIO/VIDEO PRODUCTS -- 1.1%
Harman International                   89,300           4,398
                                                  ------------
                                                        4,398
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
Autoliv                                99,400           2,505
Tower Automotive*                      51,700             721
                                                  ------------
                                                        3,226
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.4%
Beazer Homes USA*                      33,900           2,712
Standard Pacific                       73,700           2,585
                                                  ------------
                                                        5,297
--------------------------------------------------------------------------------
CABLE TV -- 0.5%
Lodgenet Entertainment*               135,600           1,952
                                                  ------------
                                                        1,952
--------------------------------------------------------------------------------
CASINO HOTELS -- 2.0%
Station Casinos*                      429,200           7,661
                                                  ------------
                                                        7,661
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Bell Microproducts*                   351,850           2,832
                                                  ------------
                                                        2,832
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.2%
Zomax*                                232,800             908
                                                  ------------
                                                          908
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

PRINTING-COMMERCIAL -- 0.6%
Valassis Communications*               65,600     $     2,394
                                                  ------------
                                                        2,394
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.8%
Scholastic*                            81,100           3,074
                                                  ------------
                                                        3,074
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.3%
Journal Register*                      47,500             955
                                                  ------------
                                                          955
--------------------------------------------------------------------------------
RADIO -- 1.0%
Cumulus Media*                        203,100           2,799
Spanish Broadcasting System*           93,300             933
                                                  ------------
                                                        3,732
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.5%
Pier 1 Imports                         89,700           1,884
                                                  ------------
                                                        1,884
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.4%
Kenneth Cole Productions, Cl A*       173,000           4,904
Men's Wearhouse*                      176,700           4,506
                                                  ------------
                                                        9,410
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.7%
Advance Auto Parts*                    46,900           2,557
                                                  ------------
                                                        2,557
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.7%
Linens 'N Things*                      75,800           2,487
                                                  ------------
                                                        2,487
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.6%
Electronics Boutique*                  76,400           2,238
PC Connection*                          7,250              30
                                                  ------------
                                                        2,268
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.2%
Tweeter Home Entertainment Group*      57,200             935
                                                  ------------
                                                          935
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.8%
7-Eleven*                             188,500           1,518
Casey's General Stores                142,300           1,713
                                                  ------------
                                                        3,231
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.9%
Duane Reade*                          219,800           7,484
                                                  ------------
                                                        7,484
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.0%
Buca*                                 288,300           5,492
CEC Entertainment*                     32,300           1,334
Papa John's International*             21,200             708
                                                  ------------
                                                        7,534
--------------------------------------------------------------------------------
TELEVISION -- 1.8%
Lin TV*                               150,300           4,064
Paxson Communications*                189,400           1,042
Young Broadcasting, Cl A*              95,100           1,691
                                                  ------------
                                                        6,797
--------------------------------------------------------------------------------


                                       33


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--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

THEATERS -- 0.7%
AMC Entertainment*                    116,000     $     1,647
Regal Entertainment Group, Cl A*       50,800           1,185
                                                  ------------
                                                        2,832
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $77,296)                 83,848
                                                  ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.2%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.8%
Playtex Products*                     362,300           4,692
Tupperware                            112,800           2,345
                                                  ------------
                                                        7,037
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Chattem*                                8,083             254
                                                  ------------
                                                          254
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.3%
Dole Food                              63,100           1,820
Hain Celestial Group*                 111,400           2,061
Monterey Pasta*                       134,516           1,269
                                                  ------------
                                                        5,150
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $11,565)             12,441
                                                  ------------
--------------------------------------------------------------------------------
ENERGY -- 6.0%
OIL & GAS DRILLING -- 0.8%
Atwood Oceanic*                        83,500           3,131
                                                  ------------
                                                        3,131
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
Spinnaker Exploration*                 39,000           1,405
                                                  ------------
                                                        1,405
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.4%
Hydril*                                36,300             973
Universal Compression*                192,700           4,623
                                                  ------------
                                                        5,596
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.5%
Premcor*                               53,100           1,366
Tesoro Petroleum*                     551,700           4,275
                                                  ------------
                                                        5,641
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.1%
CAL Dive International*               127,600           2,807
Global Industries*                    204,300           1,428
                                                  ------------
                                                        4,235
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.8%
AGL Resources                          90,400           2,097
WGL Holdings                           34,700             899
                                                  ------------
                                                        2,996
                                                  ------------
TOTAL ENERGY (COST $23,549)                            23,004
                                                  ------------
--------------------------------------------------------------------------------
FINANCIAL -- 14.5%
COMMERCIAL BANKS-EASTERN US -- 0.3%
Valley National Bancorp                46,278           1,287
                                                  ------------
                                                        1,287
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.1%
City National                          75,891     $     4,079
                                                  ------------
                                                        4,079
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.2%
Affiliated Managers Group*             96,200           5,916
Federated Investors                    72,100           2,493
                                                  ------------
                                                        8,409
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.5%
Scottish Annuity & Life Holdings      172,700           3,295
Stancorp Financial Group               44,300           2,459
                                                  ------------
                                                        5,754
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.0%
HCC Insurance Holdings                144,100           3,797
                                                  ------------
                                                        3,797
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.6%
First American                        277,400           6,380
                                                  ------------
                                                        6,380
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
Trammell Crow*                        110,300           1,594
                                                  ------------
                                                        1,594
--------------------------------------------------------------------------------
REINSURANCE -- 1.0%
Odyssey Re Holdings                   218,600           3,801
                                                  ------------
                                                        3,801
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
Anworth Mortgage Asset                 59,100             827
                                                  ------------
                                                          827
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.6%
Mack-Cali Realty                       69,800           2,453
                                                  ------------
                                                        2,453
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 1.2%
CBL & Associates Properties            32,500           1,316
Rouse                                 100,800           3,327
                                                  ------------
                                                        4,643
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.3%
Berkshire Hills Bancorp                66,500           1,742
Brookline Bancorp                     148,600           3,760
Willow Grove Bancorp*                 253,700           2,976
Woronoco Bancorp                       23,100             446
                                                  ------------
                                                        8,924
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 1.1%
Ocwen Financial*                      765,300           4,209
                                                  ------------
                                                        4,209
                                                  ------------
TOTAL FINANCIAL (COST $49,711)                         56,157
                                                  ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.9%
DIALYSIS CENTERS -- 0.4%
Renal Care Group*                      55,900           1,741
                                                  ------------
                                                        1,741
--------------------------------------------------------------------------------


                                       34
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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

HEALTH CARE COST CONTAINMENT -- 1.5%
Hooper Holmes                         715,100     $     5,721
                                                  ------------
                                                        5,721
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.0%
Edwards Lifesciences*                 163,000           3,782
                                                  ------------
                                                        3,782
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
Covance*                              156,200           2,929
                                                  ------------
                                                        2,929
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.7%
Haemonetics*                          329,100           9,610
Zoll Medical*                          24,300             790
                                                  ------------
                                                       10,400
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
Serologicals*                         120,800           2,209
                                                  ------------
                                                        2,209
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.8%
Adolor*                               216,700           2,440
Cima Labs*                            206,400           4,979
Priority Healthcare*                  138,300           3,250
                                                  ------------
                                                       10,669
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.4%
Coventry Health Care*                  61,200           1,739
Health Net*                            49,500           1,325
Humana*                               153,600           2,401
                                                  ------------
                                                        5,465
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 1.2%
Beverly Enterprises*                  599,100           4,559
                                                  ------------
                                                        4,559
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.6%
Omnicare                              130,400           3,425
Syncor International*                  90,200           2,841
                                                  ------------
                                                        6,266
                                                  ------------
TOTAL HEALTH CARE (COST $49,514)                       53,741
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.2%
AEROSPACE/DEFENSE -- 0.7%
Teledyne Technologies*                121,300           2,517
                                                  ------------
                                                        2,517
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.7%
Wilson Greatbatch Technologies*       109,300           2,785
                                                  ------------
                                                        2,785
--------------------------------------------------------------------------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.6%
Genlyte Group*                         54,400           2,210
                                                  ------------
                                                        2,210
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.9%
Crown Cork & Seal*                    484,600           3,320
                                                  ------------
                                                        3,320
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.1%
DSP Group*                            223,900     $     4,389
                                                  ------------
                                                        4,389
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
Molecular Devices*                    166,100           2,957
                                                  ------------
                                                        2,957
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.6%
Avnet                                 111,426           2,450
                                                  ------------
                                                        2,450
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.9%
Stericycle*                           102,200           3,619
                                                  ------------
                                                        3,619
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.0%
Brooks-PRI Automation*                148,100           3,785
                                                  ------------
                                                        3,785
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.6%
Fisher Scientific International*      219,400           6,143
                                                  ------------
                                                        6,143
--------------------------------------------------------------------------------
MACHINERY-PUMPS -- 0.9%
Flowserve*                            122,100           3,639
                                                  ------------
                                                        3,639
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.2%
Aptargroup                             30,800             947
                                                  ------------
                                                          947
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
Power-One*                            124,800             776
                                                  ------------
                                                          776
                                                  ------------
TOTAL INDUSTRIAL (COST $38,758)                        39,537
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 9.7%
ADVERTISING SERVICES -- 0.2%
R.H. Donnelley*                        34,000             951
                                                  ------------
                                                          951
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.0%
Alliance Data Systems*                267,700           6,840
Arbitron*                              29,300             914
                                                  ------------
                                                        7,754
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.4%
PRG-Schultz International*            450,100           5,541
                                                  ------------
                                                        5,541
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.2%
Novadigm*                             115,300             838
                                                  ------------
                                                          838
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.7%
Forrester Research*                   170,000           3,298
PDI*                                  149,700           2,319
Watson Wyatt*                          45,600           1,104
                                                  ------------
                                                        6,721
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

DIRECT MARKETING -- 2.5%
Advo*                                 194,600     $     7,408
Valuevision International, Cl A*      113,100           2,053
                                                  ------------
                                                        9,461
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.1%
CDI*                                   74,800           2,435
On Assignment*                         91,100           1,621
                                                  ------------
                                                        4,056
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.6%
Rent-way*                             171,700           2,224
                                                  ------------
                                                        2,224
                                                  ------------
TOTAL SERVICES (COST $35,788)                          37,546
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.2%
COMPUTER GRAPHICS -- 0.8%
Pixar*                                 73,300           3,233
                                                  ------------
                                                        3,233
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
Radiant Systems*                       65,900             859
                                                  ------------
                                                          859
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.5%
Maxtor*                               198,300             896
Read-Rite*                             70,800              34
Silicon Storage Technology*           623,600           4,864
                                                  ------------
                                                        5,794
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.1%
ChoicePoint*                           51,733           2,352
Fair Isaac                             51,900           1,706
                                                  ------------
                                                        4,058
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
Mips Technologies*                    314,000           1,749
Zoran*                                195,400           4,477
                                                  ------------
                                                        6,226
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.9%
JDA Software Group*                    84,500           2,388
Micromuse*                            196,900             914
                                                  ------------
                                                        3,302
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.4%
Vignette*                             771,200           1,519
                                                  ------------
                                                        1,519
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
Avocent*                              225,900           3,596
                                                  ------------
                                                        3,596
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.0%
Adaptec*                              385,700           3,043
Computer Network Technology*          146,500             898
                                                  ------------
                                                        3,941
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Shares/Face       Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS-
   INTEGRATED CIRCUITS -- 0.9%
GlobespanVirata*                      842,500     $     3,260
                                                  ------------
                                                        3,260
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.4%
Kulicke & Soffa Industries*            87,300           1,082
Lam Research*                          33,500             602
                                                  ------------
                                                        1,684
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.5%
Advanced Fibre Communication*         104,600           1,730
                                                  ------------
                                                        1,730
                                                  ------------
TOTAL TECHNOLOGY (COST $47,433)                        39,202
                                                  ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
ELECTRIC-INTEGRATED -- 1.2%
DQE                                   179,400           2,512
Idacorp                                27,700             767
Madison Gas & Electric                 50,700           1,412
                                                  ------------
                                                        4,691
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.8%
UGI                                    89,200           2,849
                                                  ------------
                                                        2,849
                                                  ------------
TOTAL UTILITIES (COST $7,010)                           7,540
                                                  ------------
TOTAL COMMON STOCK (COST $356,738)                    369,043
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.4%
Morgan Stanley
   1.89%, dated 06/28/02, matures
   07/01/02, repurchase price $13,117,066
   (collaterized by U.S. Government
   Obligations: total market value
   $13,444,941) (A)                   $13,115          13,115
                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $13,115)              13,115
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0% (COST $369,853)             382,158
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Receivable for investment securities sold               5,445
Other assets and liabilities, net                      (1,734)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 3,711
                                                  ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 24,039,380 outstanding
   shares of beneficial interest                      411,549
Accumulated net investment loss                        (1,523)
Accumulated net realized loss on investments          (36,462)
Net unrealized appreciation on investments             12,305
                                                  ------------
TOTAL NET ASSETS -- 100.0%                        $   385,869
                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $16.05
                                                       =======

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%
CONSUMER CYCLICAL -- 6.3%
ENTERTAINMENT SOFTWARE -- 3.5%
Activision*                           120,000     $     3,487
Take-two Interactive Software*         66,800           1,376
THQ*                                   96,450           2,876
                                                  ------------
                                                        7,739
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.3%
AOL Time Warner*                      343,100           5,047
                                                  ------------
                                                        5,047
--------------------------------------------------------------------------------
RADIO -- 0.5%
Radio One, Cl D*                       67,200             999
                                                  ------------
                                                          999
                                                  ------------
TOTAL CONSUMER CYCLICAL (COST $19,722)                 13,785
                                                  ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.2%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.9%
Benchmark Electronics*                 38,200           1,108
Jabil Circuit*                        142,700           3,012
                                                  ------------
                                                        4,120
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.5%
Agilent Technologies*                  51,900           1,228
                                                  ------------
                                                        1,228
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
FEI*                                   72,100           1,767
                                                  ------------
                                                        1,767
                                                  ------------
TOTAL INDUSTRIAL (COST $8,803)                          7,115
                                                  ------------
--------------------------------------------------------------------------------
SERVICES -- 6.3%
COMPUTER SERVICES -- 1.1%
BISYS Group*                           75,400           2,511
                                                  ------------
                                                        2,511
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 5.2%
eBay*                                 148,300           9,138
Expedia, Cl A*                         39,000           2,313
                                                  ------------
                                                       11,451
                                                  ------------
TOTAL SERVICES (COST $12,324)                          13,962
                                                  ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 82.4%
APPLICATIONS SOFTWARE -- 8.8%
Mercury Interactive*                   92,000           2,112
Microsoft*                            204,300          11,175
Quest Software*                       100,300           1,458
Rational Software*                    142,900           1,173
Siebel Systems*                       251,000           3,569
                                                  ------------
                                                       19,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------

COMPUTER DATA SECURITY -- 1.3%
NetScreen Technologies*               303,700     $     2,788
                                                  ------------
                                                        2,788
--------------------------------------------------------------------------------
COMPUTERS -- 3.4%
Dell Computer*                        286,600           7,492
                                                  ------------
                                                        7,492
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 4.3%
Brocade Communications Systems*       536,200           9,373
                                                  ------------
                                                        9,373
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.6%
EMC*                                  240,100           1,813
Veritas Software*                      56,200           1,112
Western Digital*                      192,000             624
                                                  ------------
                                                        3,549
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Documentum*                           105,300           1,263
                                                  ------------
                                                        1,263
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 24.9%
Broadcom, Cl A*                       403,500           7,077
ChipPAC, Cl A*                        446,900           2,762
ESS Technology*                       105,800           1,856
Fairchild Semiconductor
   International, Cl A*                56,100           1,363
Intel                                 247,800           4,527
Intersil, Cl A*                       283,800           6,068
LSI Logic*                            462,300           4,045
Micron Technology*                    192,000           3,882
National Semiconductor*                31,700             925
Nvidia*                               134,400           2,309
PMC-Sierra*                           233,300           2,163
QLogic*                               140,700           5,361
Skyworks Solutions*                   125,728             698
Texas Instruments                     279,300           6,619
Xilinx*                               242,200           5,432
                                                  ------------
                                                       55,087
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.8%
JDA Software Group*                    69,200           1,955
Oracle*                               355,400           3,366
Peoplesoft*                            63,500             945
                                                  ------------
                                                        6,266
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.8%
Cisco Systems*                        783,300          10,927
Extreme Networks*                     191,400           1,931
                                                  ------------
                                                       12,858
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 14.8%
Emulex*                               427,900           9,632
Linear Technology                     104,500           3,284
Marvell Technology Group Limited*     447,000           8,891
Maxim Integrated Products*            158,400           6,072
Taiwan Semiconductor
   Manufacturing Limited ADR*         376,990           4,901
                                                  ------------
                                                       32,780
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

--------------------------------------------------------------------------------
                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 8.8%
KLA-Tencor*                            80,000     $     3,519
Lam Research*                         114,700           2,062
LTX*                                   65,900             941
Novellus Systems*                     245,200           8,337
Photronics*                            59,400           1,125
Teradyne*                              75,300           1,770
Varian Semiconductor
   Equipment Associates*               51,400           1,744
                                                  ------------
                                                       19,498
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 2.9%
Qualcomm*                             230,000           6,323
                                                  ------------
                                                        6,323
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.3%
Finisar*                              292,800             694
                                                  ------------
                                                          694
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.1%
RF Micro Devices*                     596,600           4,546
                                                  ------------
                                                        4,546
                                                  ------------
TOTAL TECHNOLOGY (COST $274,199)                      182,004
                                                  ------------
TOTAL COMMON STOCK (COST $315,048)                    216,866
                                                  ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
Morgan Stanley
   1.89%, dated 06/28/02, matures
   07/01/02, repurchase price $2,865,451
   (collateralized by U.S. Government
   Obligations: total market value
   $2,923,114) (A)                     $2,865           2,865
                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $2,865)                2,865
                                                  ------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5% (COST $317,913)             219,731
                                                  ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
Receivable for investment securities sold               6,967
Payable for investment securities purchased            (5,299)
Other assets and liabilities, net                        (511)
                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 1,157
                                                  ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Description                                         Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)
   based on 118,805,421 outstanding
   shares of beneficial interest                   $1,667,526
Accumulated net investment loss                        (1,698)
Accumulated net realized loss on investments       (1,346,758)
Net unrealized depreciation on investments            (98,182)
                                                  ------------
TOTAL NET ASSETS -- 100.0%                         $  220,888
                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.86
                                                        ======

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

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                                       39

[PBHG Funds logo omitted]

PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

                                                                ----------------------    ----------------------   -----------------
                                                                                                PBHG
                                                                      PBHG                    LARGE CAP                   PBHG
                                                                   GROWTH II                   GROWTH                    MID-CAP
                                                                   PORTFOLIO                  PORTFOLIO                   VALUE
                                                                     (000)                      (000)                   PORTFOLIO
                                                                ----------------------    ----------------------   -----------------
INVESTMENT INCOME:
     Dividends                                                  $       35                    $    98                 $   27,399
     Interest                                                           53                         27                      6,915
     Less:  Foreign Taxes Withheld                                      --                         (1)                       (62)
                                                                ----------                    -------                 ----------
     Total Investment Income                                            88                        124                     34,252
                                                                ----------                    -------                 ----------
EXPENSES:
     Investment Advisory Fees                                          532                        173                     29,328
     Administrative Fees                                                95                         34                      5,175
     Custodian Fees                                                      9                          4                      6,026
     Professional Fees                                                  10                          3                        472
     Transfer Agent Fees                                                13                         13                     12,955
     Printing Fees                                                      28                          8                      3,762
     Directors' Fees                                                     5                          2                        225
     Amortization of Organizational Costs                                1                          1                         --
     Other Expenses                                                      7                          3                        923
                                                                ----------                    -------                 ----------
             TOTAL EXPENSES                                            700                        241                     58,866
                                                                ----------                    -------                 ----------
     Waiver of Investment Advisory Fees                                 --                         --                    (17,463)
     Expense Reduction (See Notes to
       Financial Statements-- Note 2)                                   (2)                        (1)                      (839)
                                                                ----------                    -------                 ----------
NET EXPENSES                                                           698                        240                     40,564
                                                                ----------                    -------                 ----------
NET INVESTMENT INCOME (LOSS)                                          (610)                      (116)                    (6,312)
                                                                ----------                    -------                 ----------
Net Realized Loss from Security Transactions                       (12,425)                    (7,295)                  (213,919)
Net Change in Unrealized Depreciation on Investments               (10,220)                      (732)                  (593,232)
                                                                ----------                    -------                 ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (22,645)                    (8,027)                  (807,151)
                                                                ----------                    -------                 ----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (23,255)                   $(8,143)                $ (813,463)
                                                                ==========                    =======                 ==========


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

                                                        ----------------------     ----------------------       --------------------
                                                                                            PBHG
                                                                PBHG                       SELECT                         PBHG
                                                             SELECT 20                     VALUE                       SMALL CAP
                                                             PORTFOLIO                   PORTFOLIO                      GROWTH
                                                               (000)                       (000)                       PORTFOLIO
                                                        ----------------------     ----------------------       --------------------
INVESTMENT INCOME:
     Dividends                                              $     471                    $  1,826                   $       106
     Interest                                                     262                          86                         1,674
     Less:  Foreign Taxes Withheld                                 --                         (20)                           --
                                                            ---------                    --------                   -----------
     Total Investment Income                                      733                       1,892                         1,780
                                                            ---------                    --------                   -----------
EXPENSES:
     Investment Advisory Fees                                   1,075                         897                        32,108
     Administrative Fees                                          190                         207                         5,666
     Custodian Fees                                                 8                          10                         3,048
     Professional Fees                                             19                          21                           545
     Transfer Agent Fees                                           13                          13                        12,864
     Printing Fees                                                 20                          15                         3,983
     Directors' Fees                                                9                          10                           264
     Amortization of Organizational Costs                           1                           1                            --
     Other Expenses                                                16                          16                           830
                                                            ---------                    --------                   -----------
             TOTAL EXPENSES                                     1,351                       1,190                        59,308
                                                            ---------                    --------                   -----------
     Waiver of Investment Advisory Fees                            --                          --                       (13,980)
     Expense Reduction (See Notes to
       Financial Statements-- Note 2)                              (1)                       (126)                           --
                                                            ---------                    --------                   -----------
NET EXPENSES                                                    1,350                       1,064                        45,328
                                                            ---------                    --------                   -----------
NET INVESTMENT INCOME (LOSS)                                     (617)                        828                       (43,548)
                                                            ---------                    --------                   -----------
Net Realized Loss from Security Transactions                  (42,468)                    (24,828)                   (1,421,826)
Net Change in Unrealized Depreciation on Investments           (7,914)                    (13,818)                     (604,488)
                                                            ---------                    --------                   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS               (50,382)                    (38,646)                   (2,026,314)
                                                            ---------                    --------                   -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (50,999)                   $(37,818)                  $(2,069,862)
                                                            =========                    ========                   ===========


PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

                                                        ----------------------     ----------------------
                                                                  PBHG                        PBHG
                                                                SMALL CAP                 TECHNOLOGY &
                                                                 VALUE                  COMMUNICATIONS
                                                               PORTFOLIO                   PORTFOLIO
                                                                 (000)                       (000)
                                                         ----------------------     ----------------------
INVESTMENT INCOME:
     Dividends                                                 $    773                     $   120
     Interest                                                       322                         101
     Less:  Foreign Taxes Withheld                                   --                         (11)
                                                               --------                   ---------
     Total Investment Income                                      1,095                         210
                                                               --------                   ---------
EXPENSES:
     Investment Advisory Fees                                     2,195                       1,522
     Administrative Fees                                            329                         269
     Custodian Fees                                                  17                          12
     Professional Fees                                               37                          28
     Transfer Agent Fees                                             13                          13
     Printing Fees                                                   29                          37
     Directors' Fees                                                 16                          13
     Amortization of Organizational Costs                             1                           1
     Other Expenses                                                  24                          22
                                                               --------                   ---------
             TOTAL EXPENSES                                       2,661                       1,917
                                                               --------                   ---------
     Waiver of Investment Advisory Fees                             (27)                        --
     Expense Reduction (See Notes to
       Financial Statements-- Note 2)                               (16)                         (9)
                                                               --------                   ---------
NET EXPENSES                                                      2,618                       1,908
                                                               --------                   ---------
NET INVESTMENT INCOME (LOSS)                                     (1,523)                     (1,698)
                                                               --------                   ---------
Net Realized Loss from Security Transactions                    (38,837)                   (122,559)
Net Change in Unrealized Depreciation on Investments            (23,236)                    (57,604)
                                                               --------                   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (62,073)                   (180,163)
                                                               --------                   ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(63,596)                  $(181,861)
                                                               ========                   =========


[PBHG Funds logo omitted]


PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2001, RESPECTIVELY

                                                       -------------------        --------------------     ------------------------
                                                                                            PBHG
                                                                PBHG                      LARGE CAP                   PBHG
                                                              GROWTH II                    GROWTH                    MID-CAP
                                                              PORTFOLIO                   PORTFOLIO                   VALUE
                                                                (000)                       (000)                   PORTFOLIO
                                                        -------------------        --------------------     ------------------------
                                                        01/01/02   01/01/01          01/01/02  01/01/01       01/01/02    01/01/01
                                                           to         to                to        to             to          to
                                                        06/30/02   12/31/01          06/30/02  12/31/01       06/30/02    12/31/01
                                                        --------   --------        ----------  --------     -----------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                         $   (610)  $ (1,219)       $   (116) $   (158)      $    (6,312) $   1,213
   Net Realized Gain (Loss) from Security Transactions   (12,425)  (215,710)         (7,295)  (20,232)         (213,919)   (72,543)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                      (10,220)    79,198            (732)   (1,822)         (593,232)   216,381
                                                        --------   --------        --------  --------       -----------  ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                     (23,255)  (137,731)         (8,143)  (22,212)         (813,463)   145,051
                                                        --------   --------        --------  --------       -----------  ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                      --         --              --        --                --     (1,080)
   Net Realized Gains from Security Transactions              --         --              --        --                --    (16,054)
                                                        --------   --------        --------  --------       -----------  ---------
   Total Distributions                                        --         --              --        --                --    (17,134)
                                                        --------   --------        --------  --------       -----------  ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                          13,762    570,930           2,456    20,479         9,862,399  2,857,050
   Value of Securities Transferred In-Kind                    --         --              --        --                --         --
   Shares Issued upon Reinvestment of Distributions           --         --              --        --                --     17,134
   Shares Redeemed                                       (39,131)  (648,051)        (11,574)  (16,852)       (2,238,261)  (343,102)
                                                        --------   --------        --------  --------       -----------  ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                          (25,369)   (77,121)         (9,118)    3,627         7,624,138  2,531,082
                                                        --------   --------        --------  --------       -----------  ---------
   Total Increase (Decrease) in Net Assets               (48,624)  (214,852)        (17,261)  (18,585)        6,810,675  2,658,999
                                                        --------   --------        --------  --------       -----------  ---------
NET ASSETS:
   Beginning of Period                                   154,096    368,948          54,060    72,645         3,554,751    895,752
                                                        --------   --------        --------  --------       -----------  ---------
   End of Period                                        $105,472   $154,096        $ 36,799  $ 54,060       $10,365,426 $3,554,751
                                                        ========   ========        ========  ========       =========== ==========
SHARES ISSUED AND REDEEMED:
   Shares Issued                                           1,320     44,344             150       985           765,435    220,039
   Shares Issued in Exchange for Securities
      Transferred In-Kind                                     --        --               --        --               --         --
   Shares Issued upon Reinvestment of Distributions           --        --               --        --               --       1,541
   Shares Redeemed                                        (3,774)   (50,185)           (717)     (874)         (173,535)   (27,955)
                                                        --------   --------        --------  --------       -----------  ---------
   Net Increase (Decrease) in Shares Outstanding          (2,454)    (5,841)           (567)      111           591,900    193,625
                                                        ========   ========        ========  ========       =========== ==========

(1) The PBHG Small Cap Growth Portfolio commenced operations April 30, 2001.


Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


[PBHG Funds logo omitted]


PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2001, RESPECTIVELY

                                                        --------------------       ------------------      ------------------------

                                                                PBHG                      PBHG                        PBHG
                                                             SELECT 20                SELECT VALUE                  SMALL CAP
                                                              PORTFOLIO                 PORTFOLIO                    GROWTH
                                                                (000)                     (000)                   PORTFOLIO(1)
                                                        --------------------       ------------------      ------------------------
                                                         01/01/02  01/01/01        01/01/02  01/01/01         01/01/02     04/30/01
                                                            to        to              to        to               to           to
                                                         06/30/02  12/31/01        06/30/02  12/31/01         06/30/02     12/31/01
                                                         --------   --------       --------  --------      -----------   ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                         $   (617)  $   (951)       $    828  $  1,872      $   (43,548)  $  (16,023)
   Net Realized Gain (Loss) from Security Transactions   (42,468)  (193,599)        (24,828)  (11,653)      (1,421,826)    (629,019)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                       (7,914)   (27,352)        (13,818)   (9,276)        (604,488)     121,917
                                                        --------   --------        --------  --------      -----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                     (50,999)  (221,902)        (37,818)  (19,057)      (2,069,862)    (523,125)
                                                        --------   --------        --------  --------      -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                      --         --              --      (807)              --           --
   Net Realized Gains from Security Transactions              --   (106,867)             --    (2,978)              --           --
                                                        --------   --------        --------  --------      -----------   ----------
   Total Distributions                                        --   (106,867)             --    (3,785)              --           --
                                                        --------   --------        --------  --------      -----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                             673     16,112          13,285   345,617        4,282,620    8,737,251
   Value of Securities Transferred In-Kind                    --         --              --        --               --    4,923,137
   Shares Issued upon Reinvestment of Distributions           --    106,867              --     3,785               --           --
   Shares Redeemed                                       (45,768)  (159,920)        (99,087) (112,259)      (4,628,043)  (4,604,435)
                                                        --------   --------        --------  --------      -----------   ----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                          (45,095)   (36,941)        (85,802)  237,143         (345,423)   9,055,953
                                                        --------   --------        --------  --------      -----------   ----------
   Total Increase (Decrease) in Net Assets               (96,094)  (365,710)       (123,620)  214,301       (2,415,285)   8,532,828
                                                        --------   --------        --------  --------      -----------   ----------
NET ASSETS:
   Beginning of Period                                   304,029    669,739         332,970   118,669        8,532,828           --
                                                        --------   --------        --------  --------      -----------   ----------
   End of Period                                        $207,935   $304,029        $209,350  $332,970      $ 6,117,543   $8,532,828
                                                        ========   ========        ========  ========      ===========   ==========
SHARES ISSUED AND REDEEMED:
   Shares Issued                                              78      1,000             840    19,964          539,373      952,533
   Shares Issued in Exchange for Securities
      Transferred In-Kind                                     --         --              --        --               --      568,492
   Shares Issued upon Reinvestment of Distributions           --     13,177              --       264               --           --
   Shares Redeemed                                        (5,393)   (10,005)         (6,536)   (7,037)        (588,592)    (515,911)
                                                        --------   --------        --------  --------      -----------   ----------
   Net Increase (Decrease) in Shares Outstanding          (5,315)     4,172          (5,696)   13,191          (49,219)   1,005,114
                                                        ========   ========        ========  ========      ===========   ==========



[PBHG Funds logo omitted]


PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED) AND THE YEAR ENDED
DECEMBER 31, 2001, RESPECTIVELY

                                                         -------------------         --------------------
                                                                 PBHG                        PBHG
                                                               SMALL CAP                 TECHNOLOGY &
                                                                 VALUE                  COMMUNICATIONS
                                                               PORTFOLIO                   PORTFOLIO
                                                                 (000)                       (000)
                                                         -------------------         --------------------
                                                          01/01/02  01/01/01         01/01/02    01/01/01
                                                             to        to               to          to
                                                          06/30/02  12/31/01         06/30/02    12/31/01
                                                         --------   --------         --------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                          $ (1,523)  $   (675)        $ (1,698) $   (3,853)
   Net Realized Gain (Loss) from Security Transactions    (38,837)     5,891         (122,559) (1,174,867)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                       (23,236)     8,992          (57,604)    592,264
                                                         --------   --------         --------   ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                      (63,596)    14,208         (181,861)   (586,456)
                                                         --------   --------         --------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                       --       (376)              --          --
   Net Realized Gains from Security Transactions               --     (6,876)              --    (261,864)
                                                         --------   --------         --------   ---------
   Total Distributions                                         --     (7,252)              --    (261,864)
                                                         --------   --------         --------   ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                           65,365    236,776           32,006     429,573
   Value of Securities Transferred In-Kind                     --         --               --          --
   Shares Issued upon Reinvestment of Distributions            --      7,252               --     261,864
   Shares Redeemed                                        (50,951)   (90,091)         (82,946)   (549,515)
                                                         --------   --------         --------   ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                            14,414    153,937          (50,940)    141,922
                                                         --------   --------         --------   ---------
   Total Increase (Decrease) in Net Assets                (49,182)   160,893         (232,801)   (706,398)
                                                         --------   --------         --------   ---------
NET ASSETS:
   Beginning of Period                                    435,051    274,158          453,689   1,160,087
                                                         --------   --------         --------   ---------
   End of Period                                         $385,869   $435,051         $220,888    $453,689
                                                         ========   ========         ========   =========
SHARES ISSUED AND REDEEMED:
   Shares Issued                                            3,607     13,064           10,454      41,125
   Shares Issued in Exchange for Securities
      Transferred In-Kind                                      --         --               --          --
   Shares Issued upon Reinvestment of Distributions            --        482               --     100,331
   Shares Redeemed                                         (2,991)    (5,429)         (30,642)    (49,306)
                                                         --------   --------         --------   ---------
   Net Increase (Decrease) in Shares Outstanding              616      8,117          (20,188)     92,150
                                                         ========   ========         ========   =========

[PBHG Funds logo omitted]

PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD





                                                      Net
               Net                               Realized and                                                   Net
              Asset               Net             Unrealized         Distributions       Distributions         Asset
              Value           Investment           Gains or            from Net              from              Value
            Beginning           Income              Losses            Investment            Capital             End          Total
            of Period           (Loss)           on Securities          Income               Gains           of Period      Return
------------------------------------------------------------------------------------------------------------------------------------


------------------------
PBHG GROWTH II PORTFOLIO
------------------------

  2002**,(6) $11.24               $(0.05)          $(1.82)                 --                    --            $ 9.37      (16.64)%+
  2001(6)     18.88                (0.07)           (7.57)                 --                    --             11.24      (40.47)%
  2000        23.05                (0.06)           (3.62)                 --                $(0.49)            18.88      (16.67)%
  1999(6)     11.63                (0.04)           11.46                  --                    --             23.05       98.19%
  1998        10.75                (0.06)            0.94                  --                    --             11.63        8.19%
  1997(1)     10.00                   --             0.75                  --                    --             10.75        7.50%+

-------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO
-------------------------------

  2002**,(6) $17.60               $(0.04)          $(2.86)                 --                    --            $14.70      (16.48)%+
  2001(6)     24.54                (0.05)           (6.89)                 --                    --             17.60      (28.28)%
  2000(6)     25.51                (0.01)           (0.21)                 --                $(0.75)            24.54       (1.48)%
  1999        15.44                (0.05)           10.12                  --                    --             25.51       65.22%
  1998        11.82                (0.02)            3.64                  --                    --             15.44       30.63%
  1997(1)     10.00                   --             1.82                  --                    --             11.82       18.20%+

----------------------------
PBHG MID-CAP VALUE PORTFOLIO
----------------------------

  2002**     $13.40               $(0.01)          $(1.30)                 --                    --            $12.09       (9.78)%+
  2001        12.49                   --             0.98                  --                $(0.07)            13.40        7.95%
  2000        11.92                 0.02             3.34              $(0.04)                (2.75)            12.49       28.47%
  1999        11.10                 0.02             2.75                  --                 (1.95)            11.92       25.66%
  1998(2)     10.00                   --             1.10                  --                    --             11.10       11.00%+

------------------------
PBHG SELECT 20 PORTFOLIO
------------------------

  2002**     $ 9.35               $(0.02)          $(1.68)                 --                    --            $ 7.65      (18.18)%+
  2001        23.63                (0.01)           (9.30)                 --                $(4.97)             9.35      (36.17)%
  2000        32.70                (0.09)           (7.12)                 --                 (1.86)            23.63      (23.87)%
  1999        16.30                (0.08)           16.48                  --                    --             32.70      100.61%
  1998        10.03                (0.01)            6.28                  --                    --             16.30       62.52%
  1997(3)     10.00                   --             0.03                  --                    --             10.03        0.30%+

---------------------------
PBHG SELECT VALUE PORTFOLIO
---------------------------

  2002**,(6) $16.20                $0.05           $(2.15)                 --                    --            $14.10      (12.96)%+
  2001(6)     16.13                 0.15             0.10              $(0.04)               $(0.14)            16.20        1.72%
  2000        15.19                 0.07             2.54               (0.09)                (1.58)            16.13       17.88%
  1999        14.27                 0.13             1.13                  --                 (0.34)            15.19        8.89%
  1998        10.43                (0.02)            3.98               (0.04)                (0.08)            14.27       37.96%
  1997(4)     10.00                 0.02             0.41                  --                    --             10.43        4.30%+




PBHG Insurance Series Fund
------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                                Ratio
                                                                               of Net
                                                                             Investment                 Ratio
                                                        Ratio                  Income                of Expenses
                                                     of Expenses               (Loss)                to Average
                Net                                  to Average              to Average              Net Assets
              Assets               Ratio             Net Assets              Net Assets              (Excluding
                End             of Expenses          (Including              (Including              Waivers and
             of Period          to Average             Expense                 Expense                 Expense
               (000)            Net Assets           Reduction)              Reduction)              Reduction)
-------------------------------------------------------------------------------------------------------------------


------------------------
PBHG GROWTH II PORTFOLIO
------------------------

  2002**,(6) $105,472              1.10%*                1.10%*                   (0.96)%*               1.10%*
  2001(6)     154,096              1.07%                 1.07%                    (0.57)%                1.07%
  2000        368,948              1.05%                 1.05%                    (0.42)%                1.05%
  1999(6)     178,602              1.20%                 1.20%                    (0.38)%                1.20%
  1998         18,321              1.20%                 1.20%                    (0.64)%                1.54%
  1997(1)      10,236              1.20%*                1.20%*                   (0.11)%*               4.38%*

-------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO
-------------------------------

  2002**,(6)  $36,799              1.04%*                1.04%*                   (0.50)%*               1.04%*
  2001(6)      54,060              1.02%                 1.02%                    (0.26)%                1.02%
  2000(6)      72,645              1.06%                 1.06%                    (0.05)%                1.06%
  1999         27,295              1.10%                 1.10%                    (0.41)%                1.17%
  1998         12,598              1.10%                 1.10%                    (0.19)%                1.53%
  1997(1)       4,916              1.10%*                1.10%*                    0.00%*                5.21%*

----------------------------
PBHG MID-CAP VALUE PORTFOLIO
----------------------------

  2002**      $10,365              1.20%*                1.18%*                   (0.18)%*               1.71%*
  2001          3,555              1.20%                 1.20%                     0.07%                 2.40%
  2000            896              1.20%                 1.20%                     0.19%                 4.52%
  1999            698              1.20%                 1.20%                     0.15%                 5.89%
  1998(2)         555              1.20%*                1.20%*                    0.26%*                4.13%*

------------------------
PBHG SELECT 20 PORTFOLIO
------------------------

  2002**     $207,935              1.07%*                1.07%*                   (0.49)%*               1.07%*
  2001        304,029              1.04%                 1.04%                    (0.23)%                1.04%
  2000        669,739              1.02%                 1.02%                    (0.33)%                1.02%
  1999        753,572              1.05%                 1.05%                    (0.46)%                1.05%
  1998        317,926              1.20%                 1.20%                    (0.18)%                1.21%
  1997(3)       7,617              1.20%*                1.20%*                    0.51%*                3.36%*

---------------------------
PBHG SELECT VALUE PORTFOLIO
---------------------------

  2002**,(6) $209,350              0.86%*                0.77%*                    0.60%*                0.86%*
  2001(6)     332,970              0.86%                 0.86%                     0.67%                 0.86%
  2000        118,669              0.97%                 0.97%                     1.30%                 0.97%
  1999         39,972              0.95%                 0.95%                     0.84%                 0.95%
  1998         22,286              1.00%                 1.00%                     0.67%                 1.47%
  1997(4)       1,560              1.00%*                1.00%*                    1.91%*                8.04%*



PBHG Insurance Series Fund
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                 Ratio
                of Net
              Investment
             Income (Loss)
              to Average
              Net Assets
              (Excluding
              Waivers and         Portfolio
                Expense           Turnover
              Reduction)            Rate
----------------------------------------------------


------------------------
PBHG GROWTH II PORTFOLIO
------------------------


  2002**,(6) (0.96)%*            94.48%+
  2001(6)    (0.57)%            163.56%
  2000       (0.42)%            145.87%
  1999(6)    (0.38)%            236.82%
  1998       (0.98)%            228.09%
  1997(1)    (3.29)%*            44.57%+

-------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO
-------------------------------

  2002**,(6) (0.50)%*           79.05%+
  2001(6)    (0.26)%           137.18%
  2000(6)    (0.05)%           147.68%
  1999       (0.48)%           157.04%
  1998       (0.62)%            41.51%
  1997(1)    (4.11)%*           37.42%+

----------------------------
PBHG MID-CAP VALUE PORTFOLIO
----------------------------

  2002**     (0.71)%*           94.65%+
  2001       (1.13)%           251.16%
  2000       (3.13)%           260.64%
  1999       (4.54)%           906.69%
  1998(2)    (2.67)%*           72.32%+

------------------------
PBHG SELECT 20 PORTFOLIO
------------------------

  2002**     (0.49)%*           90.90%+
  2001       (0.23)%           142.88%
  2000       (0.33)%           138.94%
  1999       (0.46)%           139.05%
  1998       (0.19)%            48.79%
  1997(3)    (1.65)%*           18.53%+

---------------------------
PBHG SELECT VALUE PORTFOLIO
---------------------------

  2002**,(6)  0.51%*           318.83%+
  2001(6)     0.67%            652.60%
  2000        1.30%           1137.60%
  1999        0.84%            927.02%
  1998        0.20%            635.10%
  1997(4)    (5.13)%*           68.93%+


The accompanying notes are an integral part of the financial statements.






                                                     Net
               Net                              Realized and                                                   Net
              Asset              Net             Unrealized         Distributions       Distributions         Asset
              Value          Investment           Gains or            from Net              from              Value
            Beginning          Income              Losses            Investment            Capital             End          Total
            of Period          (Loss)           on Securities          Income               Gains           of Period      Return
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO
-------------------------------

  2002**      $8.49             $(0.05)          $(2.04)                  --                    --            $6.40        (24.62)%+
  2001(5)     10.00              (0.02)           (1.49)                  --                    --             8.49        (15.10)%+

------------------------------
PBHG SMALL CAP VALUE PORTFOLIO
------------------------------

  2002**     $18.57             $(0.06)          $(2.46)                  --                    --           $16.05        (13.57)%+
  2001        17.91              (0.03)            1.04               $(0.02)               $(0.33)           18.57          6.07%
  2000        13.46               0.06             4.81                   --                 (0.42)           17.91         36.13%
  1999        11.61              (0.03)            1.88                   --                    --            13.46         15.93%
  1998        10.48              (0.02)            1.16                   --                 (0.01)           11.61         10.94%
  1997(4)     10.00               0.01             0.47                   --                    --            10.48          4.80%+

------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
------------------------------------------

  2002**,(6) $ 3.26             $(0.02)          $(1.38)                  --                    --           $ 1.86        (42.94)%+
  2001(6)     24.77              (0.03)          (14.63)                  --                $(6.85)            3.26        (52.32)%
  2000        46.01              (0.34)          (17.29)                  --                 (3.61)           24.77        (42.12)%
  1999(6)     13.76              (0.13)           32.38                   --                    --            46.01        234.38%
  1998        10.41              (0.04)            3.39                   --                    --            13.76         32.20%
  1997(1)     10.00                 --             0.41                   --                    --            10.41          4.10%+



                                                                               Ratio
                                                                              of Net
                                                                            Investment                   Ratio
                                                        Ratio                 Income                  of Expenses
                                                     of Expenses              (Loss)                  to Average
                Net                                  to Average             to Average                Net Assets
              Assets               Ratio             Net Assets             Net Assets                (Excluding
                End             of Expenses          (Including             (Including                Waivers and
             of Period          to Average             Expense                Expense                   Expense
               (000)            Net Assets           Reduction)             Reduction)                Reduction)
--------------------------------------------------------------------------------------------------------------------


-------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO
-------------------------------

  2002**       $6,118               1.20%*                  --                    (1.15)%*                 1.57%*
  2001(5)       8,533               1.20%*                  --                    (0.84)%*                 2.60%*

------------------------------
PBHG SMALL CAP VALUE PORTFOLIO
------------------------------

  2002**     $385,869               1.20%*                1.19%*                  (0.70)%*                 1.21%*
  2001        435,051               1.20%                 1.20%                   (0.19)%                  1.20%
  2000        274,158               1.20%                 1.20%                    0.28%                   1.21%
  1999         43,484               1.20%                 1.20%                   (0.20)%                  1.29%
  1998         44,040               1.20%                 1.20%                   (0.15)%                  1.46%
  1997(4)       9,321               1.20%*                1.20%*                   1.40%*                  3.63%*

------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
------------------------------------------

  2002**,(6) $220,888               1.07%*                1.07%*                  (0.95)%*                 1.07%*
  2001(6)     453,689               1.05%                 1.05%                   (0.58)%                  1.05%
  2000      1,160,087               1.04%                 1.04%                   (0.77)%                  1.04%
  1999(6)   1,635,448               1.09%                 1.09%                   (0.64)%                  1.09%
  1998         32,493               1.20%                 1.20%                   (0.55)%                  1.56%
  1997(1)       9,117               1.20%*                1.20%*                   0.37%*                  5.09%*


                Ratio
               of Net
             Investment
            Income (Loss)
             to Average
             Net Assets
             (Excluding
             Waivers and         Portfolio
               Expense           Turnover
             Reduction)            Rate
-------------------------------------------------


-------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO
-------------------------------

  2002**      (1.52)%*            59.58%+
  2001(5)     (2.24)%*            56.26%+

------------------------------
PBHG SMALL CAP VALUE PORTFOLIO
------------------------------

  2002**      (0.71)%*            79.21%+
  2001        (0.19)%            125.30%
  2000         0.27%             185.66%
  1999        (0.29)%            277.95%
  1998        (0.41)%            293.90%
  1997(4)     (1.03)%*            41.14%+

------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
------------------------------------------

  2002**,(6)  (0.95)%*           101.17%+
  2001(6)     (0.58)%            285.73%
  2000        (0.77)%            311.59%
  1999(6)     (0.64)%            273.76%
  1998        (0.91)%            264.58%
  1997(1)     (3.52)%*            69.34%+




*  Annualized.
** For the six month period ended June 30, 2002 (Unaudited).
 + Total return and portfolio turnover have not been annualized.
 1 The PBHG Growth II, the PBHG Large Cap Growth, and the PBHG Technology &
   Communications Portfolios commenced operations on April 30, 1997.
 2 The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998. 3 The PBHG Select 20 Portfolio commenced operations on September 25, 1997.
 4 The PBHG Select Value and the PBHG Small Cap Value Portfolios commenced operations on October 28, 1997.
 5 The PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001. 6 Per share calculations were performed using average shares for the period.

 Amounts designated as "--" are either $0 or have been rounded to $0.

[PBHG Funds logo omitted]


NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2002 (UNAUDITED)


1.  ORGANIZATION

PBHG Insurance Series Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund became a Delaware business trust effective May 1, 2001 and changed its name from The PBHG Insurance Series Fund, Inc. The Fund consists of nine Portfolios: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The Stable Value Portfolio is not currently offered. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At June 30, 2002 the following percentage of outstanding shares of the Portfolios were held by the separate accounts of the number of participating insurance companies listed below:



                                   PERCENTAGE OF          NUMBER OF
PORTFOLIO                      OUTSTANDING SHARES     INSURANCE COMPANIES
----------------                -----------------     -------------------

Growth II Portfolio                  68%, 22%              2
Large Cap Growth Portfolio           80%, 19%              2
Mid-Cap Value Portfolio              64%, 28%              2
Select 20 Portfolio                    99%                 1
Select Value Portfolio                 97%                 1
Small Cap Growth Portfolio             92%                 1
Small Cap Value Portfolio             100%                 1
Technology &
  Communications Portfolio             89%                 1



2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION-- Investment securities of the Portfolios that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income of each Portfolio are declared annually, if available. Distributions of net realized capital gains of each Portfolio are generally made to shareholders annually, if available.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio which commenced operations on November 30, 1998 and the Small Cap Growth Portfolio which commenced operations on April 30, 2001, and are being amortized on a straight line basis over a period of sixty months from commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

DIRECTED BROKERAGE -- Some Portfolios direct certain portfolio trades to brokers who indirectly pay a portion of their total annual operating expenses after expense waiver and reimbursement. During the six month period ended June 30, 2002, the Growth II, Large Cap Growth, Mid-Cap Value, Select 20, Select Value, Small Cap Value, and Technology & Communications Portfolios expenses were reduced by $1,782, $1,014, $839, $573, $126,086, $16,613, and $8,745,
respectively, under this arrangement.


3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth II, Mid-Cap Value, Select 20, Small Cap Growth, and Technology & Communications Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


assets, 0.65% of the Select Value Portfolio's average daily net assets, and 1.00% of the Small Cap Value Portfolio's average daily net assets. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). The Adviser has agreed to waive or limit its fees and to assume other expenses of each Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20% of the average daily net assets of the Growth II, Mid-Cap Value, Select 20, Small Cap Growth, Small Cap Value and Technology & Communications Portfolios, to 1.10% of the average daily net assets of the Large Cap Growth Portfolio, and to not more than 1.00% of the average daily net assets of the Select Value Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the total operating expense percentages described above. Consequently, no reimbursement by the Portfolio will be made unless: (i) a Portfolio's assets exceed $75 million; (ii) a Portfolio's total annual expense ratio is less than that listed above, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2002, the amount of advisory fees waived and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:

Mid-Cap Value Portfolio    $62,251
Small Cap Growth Portfolio $40,733
Small Cap Value Portfolio  $62,871

NO AMOUNTS REIMBURSED DURING THE SIX MONTH PERIOD ENDING JUNE 30, 2002.


Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("PBVI") a wholly owned subsidiary of the Adviser, served as the sub-adviser to the Mid-Cap Value Portfolio, the Select Value Portfolio and the Small Cap Value Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, PBVI received a fee from the Adviser at an annual rate of 0.50%, 0.40%, and 0.65%, respectively, of the average daily net assets of the Mid-Cap Value Portfolio, the Select Value Portfolio and the Small Cap Value Portfolio. PBVI received no fees directly from the Mid-Cap Value Portfolio, the Select Value Portfolio or the Small Cap Value Portfolio.

On May 1, 2002, the assets of PBVI, a wholly owned subsidiary of the Adviser and the sub-adviser to the Mid-Cap Value Portfolio, the Select Value Portfolio and the Small Cap Value Portfolio, were merged into the Adviser. After this merger, the Adviser no longer pays sub-adviser fees to PBVI. The merger had no impact on the management of the Portfolios.

PBHG Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Mutual Funds Services (the "Sub-Administrator") serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for each Portfolio for the six month period ended June 30, 2002 were as follows:
                                      PURCHASES        SALES
                                        (000)          (000)
                                     -----------    ----------
Growth II Portfolio                  $  115,679     $  130,606
Large Cap Growth Portfolio               33,526         36,814
Mid-Cap Value Portfolio                  12,710          5,944
Select 20 Portfolio                     207,041        228,239
Select Value Portfolio                  816,885        893,554
Small Cap Growth Portfolio                4,417          4,835
Small Cap Value Portfolio               346,290        316,322
Technology & Communications Portfolio   344,256        373,981



5.  FEDERAL TAX INFORMATION

It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2001, primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital or were used to offset net short-term capital gains as follows:

                                             INCREASE/       INCREASE/
                                            (DECREASE)      (DECREASE)
                            INCREASE/      ACCUMULATED    UNDISTRIBUTED
                           (DECREASE)      NET REALIZED    NET INVESTMENT
                         PAID-IN-CAPITAL       GAIN           INCOME
                         ---------------   ------------  ----------------
Growth II Portfolio        $(1,219,060)     $    --       $1,219,060
Large Cap Growth Portfolio    (158,700)          --          158,700
Mid-Cap Value Portfolio             --           20              (20)
Select 20 Portfolio           (952,299)         774          951,525
Select Value Portfolio              --        1,439           (1,439)
Small Cap Growth Portfolio     (16,023)          --           16,023
Small Cap Value Portfolio     (678,015)         993          677,022
Technology & Communications
   Portfolio                (3,859,618)       6,806        3,852,812

These reclassifications had no effect on net assets or net asset value per share.

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


At June 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

The aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio at June 30, 2002 were as follows:

                                                                   NET
                                                               UNREALIZED
                                 UNREALIZED    UNREALIZED     APPRECIATION/
                                APPRECIATION   DEPRECIATION   DEPRECIATION
                                    (000)         (000)           (000)
                                ------------   ------------   -------------
Growth II Portfolio                  $12,027   $  (5,850)      $  6,177
Large Cap Growth Portfolio             3,590      (2,517)         1,073
Mid-Cap Value Portfolio                  570        (827)          (257)
Select 20 Portfolio                   11,159     (12,215)        (1,056)
Select Value Portfolio                 6,249     (22,662)       (16,413)
Small Cap Growth Portfolio               553      (1,036)          (483)
Small Cap Value Portfolio             45,478     (33,173)        12,305
Technology & Communications Portfolio  4,097    (102,279)       (98,182)

At December 31, 2001 the following portfolios have capital loss carryforwards, which for federal income tax purposes can be applied against future capital gains:

                                            AMOUNT          EXPIRATION DATE
                                        --------------      ---------------
Growth II Portfolio                       $244,700,429        2008-2009
Large Cap Growth Portfolio                  20,541,317        2008-2009
Mid-Cap Value Portfolio                          5,121           2009
Select 20 Portfolio                        179,977,367           2009
Select Value Portfolio                      11,203,300           2009
Small Cap Growth Portfolio                     436,803           2009
Technology & Communications Portfolio    1,190,866,076           2009



6.  CONCENTRATIONS/RISKS

Certain portfolios may invest a high percentage of their assets in specific sectors of the market, such as technology, consumer cyclical and health care, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a portfolio's net asset value and will cause its shares to fluctuate more than if that portfolio did not concentrate its investments in a particular sector. In addition, the Technology & Communications Portfolio is concentrated which means it will invest 25% or more of its net assets in specific industries within the technology and communications sector of the market in order to achieve a potentially greater investment return.



7.  LINE OF CREDIT

Each Portfolio may borrow an amount up to its prospectus defined limitations, from a $250,000,000 committed line of credit available to certain of the funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolios had no outstanding borrowings at June 30, 2002, or at any time during the six month period ended June 30, 2002.

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------
                                                                    TERM OF
                                      POSITION                   OFFICE AND
                                     HELD WITH                    LENGTH OF
NAME, ADDRESS, AND AGE                THE FUND                   TIME SERVED
--------------------------------------------------------------------------------
John R. Bartholdson                    Trustee                      Trustee
1255 Drummers Lane,                                                  since
Suite 200                                                             1997
Wayne, PA 19087
(57)
--------------------------------------------------------------------------------
Jettie M. Edwards                      Trustee                      Trustee
76 Seaview Drive,                                                    since
Santa Barbara,                                                        1997
California 93108
(55)



--------------------------------------------------------------------------------
Albert A. Miller                       Trustee                      Trustee
7 Jennifer Drive                                                     since
Holmdel, New Jersey 07733                                             1997
(67)




--------------------------------------------------------------------------------
INTERESTED TRUSTEES*
--------------------------------------------------------------------------------
Harold J. Baxter**                   Chairman of                    Trustee
1400 Liberty Ridge Drive            the Board and                    since
Wayne, PA 19087-5593                   Trustee                        1997
(55)



--------------------------------------------------------------------------------
 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** Mr. Baxter is a trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.


--------------------------------------------------------------------------------
OFFICERS*
--------------------------------------------------------------------------------
Gary L. Pilgrim                       President                    President
1400 Liberty Ridge Drive                                             since
Wayne, PA 19087-5593                                                  1997
(61)
--------------------------------------------------------------------------------
Lee T. Cummings                       Treasurer,                  Treasurer,
1400 Liberty Ridge Drive       Chief Financial Officer,              Chief
Wayne, PA 19087-5593                  Controller                   Financial
(38)                                                                Officer,
                                                                  Controller
                                                                    since
                                                                     1997

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------


                                              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE                          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
John R. Bartholdson                Chief Financial Officer, The Triumph Group, Inc.
1255 Drummers Lane,                (manufacturing) since 1992.
Suite 200
Wayne, PA 19087
(57)
---------------------------------------------------------------------------------------------------
Jettie M. Edwards                  Consultant, Syrus Associates (business and
76 Seaview Drive,                  marketing consulting firm) since 1986.
Santa Barbara,
California 93108
(55)



---------------------------------------------------------------------------------------------------
Albert A. Miller                   Senior Vice President, Cherry & Webb, CWT
7 Jennifer Drive                   Specialty Stores 1995-2000, Advisor and Secretary,
Holmdel, New Jersey 07733          the Underwoman Shoppes, Inc. (retail clothing
(67)                               stores) since 1980. Merchandising Group Vice
                                   President, R.H. Macy & Co. (retail department
                                   stores), 1958-1995. Retired.


---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
---------------------------------------------------------------------------------------------------
Harold J. Baxter**                 Chairman, Chief Executive Officer and Director,
1400 Liberty Ridge Drive           Pilgrim Baxter & Associates, Ltd. since 1982.
Wayne, PA 19087-5593               Trustee, the Administrator since May 1996.
(55)                               Chairman, Chief Executive Officer and Director,
                                   Pilgrim Baxter Value Investors, Inc. June 1996 to
                                   May 1, 2002. Trustee, PBHG Fund Distributors since
                                   January 1998.
---------------------------------------------------------------------------------------------------
 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** Mr. Baxter is a trustee who may be deemed to be an "interested person" of the
   Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.


---------------------------------------------------------------------------------------------------
OFFICERS*
---------------------------------------------------------------------------------------------------
Gary L. Pilgrim                    President and Director, Pilgrim Baxter & Associates,
1400 Liberty Ridge Drive           Ltd. since 1982. Trustee, the PBHG Fund Services
Wayne, PA 19087-5593               since May 1996. President and Director, Pilgrim
(61)                               Baxter Value Investors, Inc. June 1996 to May 1, 2002.
---------------------------------------------------------------------------------------------------
Lee T. Cummings                    Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive           since 2001 and Director of Mutual Fund Operations,
Wayne, PA 19087-5593               Pilgrim Baxter & Associates, Ltd., 1996-2001.
(38)                               President, PBHG Shareholder Services, Inc. since
                                   2001. President, PBHG Fund Distributors since 1999
                                   and Treasurer, PBHG Fund Services, May 1996-
                                   1999. President, PBHG Fund Services since
                                   December 1998.
---------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------
                                        NUMBER OF
                                     PORTFOLIOS IN                       OTHER
                                   COMPLEX OVERSEEN                  DIRECTORSHIPS
NAME, ADDRESS, AND AGE                BY TRUSTEE                         HELD
-----------------------------------------------------------------------------------------
John R. Bartholdson                        31                   Director, The Triumph
1255 Drummers Lane,                                             Group, Inc. since 1992
Suite 200
Wayne, PA 19087
(57)
-----------------------------------------------------------------------------------------
Jettie M. Edwards                          31                   Trustee, Provident
76 Seaview Drive,                                               Investment Counsel Trust
Santa Barbara,                                                  (investment company - 5
California 93108                                                Portfolios) since 1992.
(55)                                                            Trustee, EQ Advisors
                                                                Trust (investment
                                                                company - 39 Portfolios)
                                                                since 1997
-----------------------------------------------------------------------------------------
Albert A. Miller                           31                           None
7 Jennifer Drive
Holmdel, New Jersey 07733
(67)




----------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------
Harold J. Baxter**                         31                   Director, Old Mutual
1400 Liberty Ridge Drive                                        (US) Holdings, Inc.
Wayne, PA 19087-5593                                            since 1996
(55)



-----------------------------------------------------------------------------------------
 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** Mr. Baxter is a trustee who may be deemed to be an "interested person" of the
   Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.


-----------------------------------------------------------------------------------------
OFFICERS*
-----------------------------------------------------------------------------------------
Gary L. Pilgrim                           N/A                        N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(61)
-----------------------------------------------------------------------------------------
Lee T. Cummings                           N/A                        N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(38)




-----------------------------------------------------------------------------------------


[PBHG Funds logo omitted]

--------------------------------------------------------------------------------
PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (unaudited)


---------------------------------------------------------------------------------------------------
OFFICERS* (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                                                   TERM OF
                                          POSITION                               OFFICE AND
                                         HELD WITH                                LENGTH OF
NAME, ADDRESS, AND AGE                    THE FUND                               TIME SERVED
---------------------------------------------------------------------------------------------------
John M. Zerr                           Vice President                                 Vice
1400 Liberty Ridge Drive               and Secretary                               President
Wayne, PA 19087-5593                                                                  and
(40)                                                                               Secretary
                                                                                     since
                                                                                      1997



---------------------------------------------------------------------------------------------------
Meghan M. Mahon                        Vice President                                 Vice
1400 Liberty Ridge Drive               and Assistant                               President
Wayne, PA 19087-5593                   Secretary                                      and
(34)                                                                               Assistant
                                                                                   Secretary
                                                                                     since
                                                                                      1998








---------------------------------------------------------------------------------------------------
Robert E. Putney, III                  Vice President                                 Vice
1400 Liberty Ridge Drive               and Assistant                               President
Wayne, PA 19087-5593                   Secretary                                      and
(42)                                                                               Assistant
                                                                                   Secretary
                                                                                     since
                                                                                      2002

---------------------------------------------------------------------------------------------------
Brian C. Dillon                        Vice President                                 Vice
1400 Liberty Ridge Drive                                                           President
Wayne, PA 19087-5593                                                                 since
(38)                                                                                  2001



---------------------------------------------------------------------------------------------------
James R. Foggo                         Vice President                                 Vice
One Freedom Valley Road                and Assistant                               President
Oaks, PA 19456                         Secretary                                      and
(37)                                                                               Assistant
                                                                                   Secretary
                                                                                     since
                                                                                      1999
---------------------------------------------------------------------------------------------------
Timothy D. Barto                       Vice President                                 Vice
One Freedom Valley Road                and Assistant                               President
Oaks, PA 19456                         Secretary                                      and
(34)                                                                               Assistant
                                                                                   Secretary
                                                                                     since
                                                                                      1999
---------------------------------------------------------------------------------------------------
* Officer of the Trust until such time as his or her successor is duly elected and qualified.



----------------------------------------------------------------------------------------------------
OFFICERS* (CONTINUED)
----------------------------------------------------------------------------------------------------


                                                       PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE                                   DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
John M. Zerr                                Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive                    Associates, Ltd. since 2001 and General Counsel
Wayne, PA 19087-5593                        and Secretary, Pilgrim Baxter & Associates, Ltd.
(40)                                        since November 1996. General Counsel and
                                            Secretary, Pilgrim Baxter Value Investors, Inc.
                                            November 1996 to May 1, 2002. General Counsel and
                                            Secretary, PBHG Fund Services since January 1998.
                                            General Counsel and Secretary, PBHG Fund
                                            Distributors since January 1998.
----------------------------------------------------------------------------------------------------
Meghan M. Mahon                             Vice President and Assistant Secretary, Pilgrim
1400 Liberty Ridge Drive                    Baxter & Associates, Ltd. since 2001 and Senior
Wayne, PA 19087-5593                        Counsel since January 2002, Counsel, Pilgrim Baxter
(34)                                        & Associates, Ltd. April 1998 to December 2001.
                                            Assistant Secretary, Value Investors January 2000 to
                                            May 1, 2002, Senior Counsel January 2002 to May 1,
                                            2002 and Counsel January 2000 to December 2001.
                                            Assistant Secretary, PBHG Fund Services since
                                            January 2000, Senior Counsel since January 2002,
                                            Counsel January 2000 to December 31, 2001. Assistant
                                            Vice President, Assistant Secretary and Counsel,
                                            Delaware Management Company, Inc. (investment
                                            adviser) and the Delaware Investments Funds
                                            (investment companies), 1997-1998. Associate,
                                            Drinker Biddle & Reath, LLP (law firm) 1994-1997.
----------------------------------------------------------------------------------------------------
Robert E. Putney, III                       Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive                    Secretary, Pilgrim Baxter & Associates, Ltd. since
Wayne, PA 19087-5593                        December 2001. Director and Senior Counsel, Merrill
(42)                                        Lynch Investment Managers, L.P. and Princeton
                                            Administrators, L.P. until December 2001. Secretary
                                            of various Merrill Lynch and Mercury open-end funds,
                                            as well as Somerset Exchange Fund and The Europe
                                            Fund, Inc., until December 2001.
----------------------------------------------------------------------------------------------------
Brian C. Dillon                             Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                    Associates, Ltd. since April 2001. Chief
Wayne, PA 19087-5593                        Compliance Officer, PBHG Fund Services and PBHG
(38)                                        Fund Distributors since April 2001, Value
                                            Investors April 2001 to May 1, 2002. Vice
                                            President and Senior Compliance Officer, Delaware
                                            Investments, 1995-2001.
----------------------------------------------------------------------------------------------------
James R. Foggo                              Vice President and Assistant Secretary of the
One Freedom Valley Road                     Sub-Administrator and SEI Investments
Oaks, PA 19456                              Distribution Co. since 1998. Associate, Paul
(37)                                        Weiss, Rifkind, Wharton & Garrison (law firm),
                                            1998. Associate, Baker & McKenzie (law firm),
                                            1995-1998.

----------------------------------------------------------------------------------------------------
Timothy D. Barto                            Vice President and Assistant Secretary of SEI
One Freedom Valley Road                     Investments Co. and Vice President and Assistant
Oaks, PA 19456                              Secretary of SEI Investments Mutual Fund Services
(34)                                        and SEI Investments Distribution Co. since
                                            November 1999. Associate, Dechert Price & Rhoads
                                            (law firm) 1997-1999.

----------------------------------------------------------------------------------------------------
* Officer of the Trust until such time as his or her successor is duly elected and qualified.



-----------------------------------------------------------------------------------------
OFFICERS* (CONTINUED)
------------------------------------------------------------------------------------------
                                        NUMBER OF
                                      PORTFOLIOS IN                     OTHER
                                    COMPLEX OVERSEEN                DIRECTORSHIPS
NAME, ADDRESS, AND AGE                 BY TRUSTEE                       HELD
------------------------------------------------------------------------------------------
John M. Zerr                               N/A                           N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(40)





------------------------------------------------------------------------------------------
Meghan M. Mahon                            N/A                           N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(34)











------------------------------------------------------------------------------------------
Robert E. Putney, III                      N/A                           N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(42)




------------------------------------------------------------------------------------------
Brian C. Dillon                            N/A                           N/A
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
(38)



------------------------------------------------------------------------------------------
James R. Foggo                             N/A                           N/A
One Freedom Valley Road
Oaks, PA 19456
(37)



------------------------------------------------------------------------------------------
Timothy D. Barto                           N/A                           N/A
One Freedom Valley Road
Oaks, PA 19456
(34)



------------------------------------------------------------------------------------------
* Officer of the Trust until such time as his or her successor is duly elected and qualified.

       [This page intentionally left blank]

       [This page intentionally left blank]

[PBHG Funds logo omitted]


PBHG Insurance Series Fund
P.O. Box 419229
Kansas City, MO 64141-6229

Investment Adviser
Pilgrim Baxter & Associates,Ltd.

Distributor:
PBHG Fund Distributors



This semi-annual report is for the information of PBHG Insurance Series Fund shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Insurance Series Fund and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report present past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown in this report does not reflect the expenses of the insurance company separate accounts. You should contact the appropriate insurance company for that information. Variable annuity and life contracts are intended to be long-term investment vehicles. Early redemptions could be subject to surrender charges imposed by the insurance company and tax penalties imposed under the relevant tax code(s). If you have questions about the tax implications of these vehicles, you should contact a qualified tax professional.